UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23319

Carlyle Tactical Private Credit Fund
(Exact Name of Registrant as Specified In Its Charter)

One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Address of principal executive offices) (Zip Code)

Joshua Lefkowitz, Esq.
Chief Legal Officer, Carlyle Tactical Private Credit Fund
One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (833) 677-3646

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders

CARLYLE TACTICAL PRIVATE CREDIT FUND
SEMI-ANNUAL REPORT
JUNE 30, 2023

Top Holdings and Industries
Portfolio holdings and industries are subject to change. Percentages are as of June 30, 2023, and are based on net assets.

Top Ten Industries (1)
Banking, Finance, Insurance & Real Estate	15.1%
Software	11.3%
Business Services	8.0%
Health Care Providers & Services	7.0%
Hotels, Restaurants & Leisure	6.6%
Capital Equipment	6.2%
Consumer Services	6.0%
High Tech Industries	5.7%
Aerospace & Defense	5.1%
Transportation	3.9%
(1) Although not an industry, Collateralized Loan Obligations are well diversified pools of loans in varying industries and represent 23.8% of net assets.

Top Ten Holdings
Neptune Bidco US, Inc., Term Loan	2.3%
Rome Bidco Ltd., Term Loan	2.3%
Morgan Stanley Institutional Liquidity Fund, Short Term Investment	2.2%
Tank Holding Corp., Term Loan	2.0%
Kaseya, Inc., Term Loan	1.9%
Propulsion BC Finco S.a.r.l., Preferred Stock	1.8%
11852604 Canada, Inc., Term Loan	1.7%
Athena S.p.A, Corporate Bond	1.6%
R&F International Sub 2 Ltd., Term Loan, Mezzanine	1.6%
Cordstrap Holding B.V., Term Loan, Facility B	1.5%

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
First Lien Debt (76.0% of Net Assets)
222 North Miami, LLC	Term Loan, Tranche B	(4) (5) (6) (14)	Banking, Finance, Insurance & Real Estate	LIBOR + 1318	18.24%	9/1/2025	$3,547,322	$3,434,420	$3,547,322
Aadvantage Loyalty IP Ltd.	Term Loan	(2) (3) (4) (14)	Aerospace & Defense	LIBOR + 475	10.00%	4/20/2028	5,000,000	4,963,359	5,100,000
Acrisure, LLC	Term Loan, 2020 Tranche B	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	LIBOR + 350	8.69%	2/15/2027	1,989,717	1,885,723	1,927,897
Acrisure, LLC	Term Loan, 2021 Tranche B	(2) (3) (4) (14)	Banking, Finance, Insurance & Real Estate	LIBOR + 425	9.44%	2/15/2027	4,519,308	4,487,105	4,419,521
ADPD Holdings, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	11.24%	8/15/2028	9,877,880	9,702,326	9,651,984
ADPD Holdings, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	11.24%	8/15/2028	266,272	201,470	180,154
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(4) (5) (14)	Containers, Packaging & Glass	LIBOR + 625	11.06%	12/17/2026	1,133,373	1,119,409	1,130,341
Advanced Web Technologies Holding Company	Term Loan	(2) (3) (4) (5) (14)	Containers, Packaging & Glass	LIBOR + 625	11.06%	12/17/2026	2,881,458	2,844,959	2,873,748
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(4) (5) (6) (14)	Containers, Packaging & Glass	LIBOR + 625	11.06%	12/17/2026	653,210	638,018	650,144
Advanced Web Technologies Holding Company	Delayed Draw Term Loan 2	(4) (5) (14)	Containers, Packaging & Glass	LIBOR + 650	11.80%	12/17/2026	944,307	930,870	941,781
Advanced Web Technologies Holding Company	Incremental Term Loan, 3rd Amendment	(4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 675	12.19%	12/17/2026	400,819	389,057	405,103
Allied Universal Holdco, LLC	Incremental Term Loan, Tranche B	(2) (3) (4) (14)	Business Services	SOFR + 375	8.95%	5/12/2028	2,954,887	2,956,782	2,867,895
Alpine Acquisition Corp II	Term Loan	(3) (4) (5) (13) (14)	Transportation	SOFR + 575	11.01%	11/30/2026	20,783,825	20,461,067	20,226,014
Alpine Acquisition Corp II	Revolver	(4) (5) (6) (13) (14)	Transportation	SOFR + 575	11.01%	11/30/2026	689,401	637,671	596,888
Alterra Mountain Company	Term Loan	(3) (4) (14)	Hotels, Restaurants & Leisure	LIBOR + 350	8.69%	8/17/2028	3,984,797	3,965,018	3,969,854
Altice France SA	Term Loan, Tranche B14	(3) (4) (14)	Media: Advertising, Printing & Publishing	SOFR + 550	10.49%	8/15/2028	1,979,328	1,975,463	1,755,011
Amentum Government Services Holdings, LLC	Term Loan	(3) (4) (14)	Aerospace & Defense	SOFR + 400	9.15%	2/15/2029	2,970,000	2,957,526	2,895,750
American Physician Partners, LLC	Term Loan, Tranche A	(3) (4) (5) (8) (13) (14) (15)	Health Care Providers & Services	SOFR + 10.25% PIK	15.52%	8/5/2022	2,548,975	2,353,223	—
American Physician Partners, LLC	Delayed Draw Term Loan	(3) (4) (5) (8) (13) (14) (15)	Health Care Providers & Services	SOFR + 10.25% PIK	15.52%	8/5/2022	475,888	441,325	—
American Physician Partners, LLC	Revolver	(3) (4) (5) (8) (13) (14) (15)	Health Care Providers & Services	SOFR + 10.25% PIK	15.52%	8/5/2022	146,253	146,253	—
American Physician Partners, LLC	Delayed Draw Term Loan, Tranche E	(4) (5) (8) (13) (14) (15)	Health Care Providers & Services	SOFR + 10.25% PIK	15.52%	6/30/2023	240,698	231,716	—
Anticimex International AB	Term Loan, Tranche B1	(3) (4) (14)	Commercial Services & Supplies	LIBOR + 350	8.82%	11/16/2028	3,000,000	2,940,000	2,953,140

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Apex Companies Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Environmental Industries	SOFR + 625	11.30%	1/31/2028	3,190,574	3,108,507	3,112,767
Apex Companies Holdings, LLC	Specified Delayed Draw Term Loan	(4) (5) (6) (14)	Environmental Industries	SOFR + 625	11.30%	1/31/2028	147,541	124,325	125,203
Applied Technical Services, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Business Services	SOFR + 575	11.14%	12/29/2026	2,890,316	2,848,741	2,877,663
Applied Technical Services, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Business Services	SOFR + 575	11.14%	12/29/2026	971,591	957,965	967,337
Applied Technical Services, LLC	Revolver	(4) (5) (6) (13) (14)	Business Services	SOFR + 575	11.14%	12/29/2026	335,968	330,604	334,238
Applied Technical Services, LLC	Delayed Draw Term Loan, 1st Amendment, Tranche B	(4) (5) (6) (13) (14)	Business Services	SOFR + 575	11.14%	12/29/2026	2,595,555	2,552,098	2,583,288
Applied Technical Services, LLC	Delayed Draw Term Loan, 1st Amendment, Tranche A	(4) (5) (13) (14)	Business Services	SOFR + 575	11.14%	12/29/2026	2,741,123	2,697,444	2,729,122
Appriss Health, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 675	11.90%	5/6/2027	13,266,666	13,068,649	12,958,622
Apptio, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 500	10.20%	1/10/2025	2,665,555	2,648,636	2,665,555
Apptio, Inc.	Revolver	(2) (3) (4) (5) (6) (14)	Software	SOFR + 500	10.20%	1/10/2025	53,254	53,254	53,254
Ascend Buyer, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Containers, Packaging & Glass	SOFR + 640	11.79%	9/30/2028	16,579,115	16,288,687	16,092,497
Associations, Inc.	Delayed Draw Term Loan, Tranche D	(2) (3) (4) (5) (6) (8) (13) (14)	Construction & Engineering	SOFR + 400, 2.50% PIK	11.76%	7/2/2027	628,413	621,353	609,753
Associations, Inc.	Delayed Draw Term Loan, Tranche C	(2) (4) (5) (8) (13) (14)	Construction & Engineering	SOFR + 400, 2.50% PIK	11.76%	7/2/2027	1,040,563	1,033,400	1,021,413
Associations, Inc.	Delayed Draw Term Loan, Tranche B	(2) (4) (5) (8) (13) (14)	Construction & Engineering	SOFR + 400, 2.50% PIK	11.76%	7/2/2027	1,040,537	1,033,369	1,021,387
Associations, Inc.	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (8) (13) (14)	Construction & Engineering	SOFR + 400, 2.50% PIK	11.76%	7/2/2027	499,944	496,492	490,743
Associations, Inc.	Term Loan	(3) (4) (5) (8) (13) (14)	Construction & Engineering	SOFR + 400, 2.50% PIK	11.76%	7/2/2027	4,227,033	4,200,062	4,149,241
Associations, Inc.	Delayed Draw Term Loan, Tranche E	(4) (5) (6) (8) (13) (14)	Construction & Engineering	SOFR + 400, 2.50% PIK	11.76%	7/2/2027	1,077,186	1,063,767	1,046,682
AssuredPartners Inc.	Term Loan, Tranche B	(3) (4) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 350	8.72%	2/12/2027	3,984,536	3,954,778	3,947,998
Astra Acquisition Corp.	Term Loan	(2) (3) (4) (14)	Software	LIBOR + 525	10.44%	10/25/2028	5,968,427	5,137,414	4,140,596
Asurion, LLC	Term Loan, Tranche B10	(2) (3) (4) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 400	9.20%	8/19/2028	982,525	938,865	928,791
Athenahealth, Inc.	Term Loan, Tranche B	(2) (3) (4) (6) (14)	Software	SOFR + 350	8.59%	2/15/2029	3,177,258	3,162,349	3,038,976
Atlas AU Bidco Pty Ltd.	Term Loan	(2) (3) (4) (5) (6) (14)	High Tech Industries	SOFR + 725	12.40%	12/9/2028	2,890,277	2,801,253	2,856,201
Avalara, Inc	Term Loan	(2) (4) (5) (6) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 725	12.49%	10/19/2028	9,000,000	8,774,053	9,040,724

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Aveanna Healthcare, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Health Care Providers & Services	LIBOR + 375	9.23%	7/15/2028	1,666,609	1,658,005	1,418,701
Azalea Topco Inc	Term Loan, Tranche B	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 375	8.97%	7/25/2026	1,984,810	1,983,093	1,915,957
Barnes & Noble, Inc.	Term Loan	(2) (3) (4) (5) (11) (13) (14)	Retail	SOFR + 831	13.50%	12/20/2026	2,703,375	2,678,871	2,658,734
Barracuda Networks, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 450	9.70%	8/15/2029	2,000,000	1,947,500	1,926,500
Berlin Packaging LLC	Term Loan, Tranche B5	(3) (4) (14)	Containers, Packaging & Glass	LIBOR + 375	8.91%	3/11/2028	3,000,000	2,931,250	2,945,640
Bluecat Networks, Inc.	Term Loan, Tranche A	(2) (3) (4) (5) (8) (14)	High Tech Industries	SOFR + 400, 2.00% PIK	11.23%	8/8/2028	3,172,941	3,117,281	3,131,076
Bluecat Networks, Inc.	Delayed Draw Term Loan, Tranche A	(4) (5) (6) (8) (14)	High Tech Industries	SOFR + 400, 2.00% PIK	11.23%	8/8/2028	276,925	265,157	267,872
Boxer Parent Company Inc.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 375	8.97%	10/2/2025	1,989,841	1,989,841	1,971,853
BradyIFS Holdings, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Distributors	SOFR + 625	11.56%	11/22/2025	482,022	475,708	474,809
BradyIFS Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (5) (13) (14)	Distributors	SOFR + 625	11.56%	11/22/2025	6,380,108	6,294,124	6,284,631
BradyIFS Holdings, LLC	Revolver	(2) (3) (4) (5) (6) (13) (14)	Distributors	SOFR + 625	11.56%	11/22/2024	43,647	39,885	37,459
BradyIFS Holdings, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Distributors	SOFR + 625	11.56%	11/22/2025	4,863,604	4,802,158	4,790,821
BradyIFS Holdings, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Distributors	SOFR + 625	11.56%	11/22/2025	2,596,730	2,564,329	2,557,871
BradyIFS Holdings, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Distributors	SOFR + 625	11.56%	11/22/2025	8,973,235	8,856,681	8,838,953
BradyIFS Holdings, LLC	Delayed Draw Term Loan, Tranche 2	(4) (5) (13) (14)	Distributors	SOFR + 625	11.56%	11/22/2025	3,277,382	3,230,946	3,228,337
Broadstreet Partners, Inc.	Term Loan, Tranche B3	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 400	9.16%	1/26/2029	3,000,000	2,962,893	2,978,250
Cambrex Corporation	Term Loan	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 350	8.70%	12/7/2026	4,915,780	4,915,780	4,864,558
Cano Health, LLC	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 400	9.20%	11/23/2027	5,188,863	5,178,428	4,345,672
CD&R Madison Parent Ltd.	Term Loan, Tranche B1	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SONIA + 850	12.93%	2/28/2030	£12,231,704	14,178,284	14,964,893
CD&R Madison Parent Ltd.	Term Loan, Tranche B2	(3) (4) (5) (14)	Commercial Services & Supplies	EURIBOR + 800	11.46%	2/28/2030	€6,028,484	6,193,904	6,380,934
CDK Global, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Computers and Electronics Retail	SOFR + 425	9.49%	7/6/2029	5,781,000	5,666,784	5,760,998
Celerion Buyer, Inc	Term Loan	(2) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 650	11.59%	11/3/2029	1,568,079	1,522,928	1,546,553
Chemical Computing Group ULC	Term Loan, Tranche A	(2) (3) (4) (5) (13) (14)	Software	SOFR + 450	9.70%	8/30/2024	1,791,948	1,789,056	1,777,497
City Football Group Ltd.	Term Loan	(2) (3) (4) (14)	Hotels, Restaurants & Leisure	LIBOR + 300	8.27%	7/21/2028	1,970,000	1,965,932	1,930,600

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Cobham Ultra SeniorCo S.a.r.l	Term Loan, Tranche B	(3) (4) (14)	Electronic Equipment, Instruments & Components	LIBOR + 375	8.81%	8/4/2029	2,977,556	2,977,556	2,918,928
CommerceHub, Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 400	9.22%	12/29/2027	3,912,243	3,912,224	3,392,227
Convergint Technologies, LLC	Term Loan	(3) (4) (14)	Software	SOFR + 375	8.97%	3/31/2028	5,816,203	5,786,104	5,698,425
Cordstrap Holding B.V.	Term Loan, Facility B	(2) (3) (4) (5) (8) (14)	Transportation	EURIBOR + 563, 2.63% PIK	11.88%	5/11/2028	€24,751,481	25,216,909	27,076,347
CoreLogic, Inc.	Term Loan	(2) (3) (4) (14)	Commercial Services & Supplies	LIBOR + 350	8.75%	6/2/2028	2,136,627	2,128,557	1,926,169
Cornerstone OnDemand, Inc	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 375	9.25%	10/16/2028	1,977,425	1,659,280	1,840,251
Coupa Holdings, LLC	Term Loan	(4) (5) (6) (14)	Software	SOFR + 750	12.60%	2/27/2030	6,478,637	6,298,090	6,412,116
CP Developer S.a.r.l.	Term Loan	(2) (3) (4) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	EURIBOR + 800, 2.00% PIK	13.32%	5/22/2026	€12,433,974	13,598,623	11,532,763
CPI Intermediate Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Telecommunications	SOFR + 550	10.57%	10/6/2029	3,862,522	3,785,357	3,669,971
CQP Holdco LP	Term Loan, Tranche B	(2) (3) (4) (14)	Energy: Oil & Gas	LIBOR + 350	8.69%	6/4/2028	6,919,534	6,909,252	6,902,235
CST Holding Company	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Consumer Goods: Non-Durable	SOFR + 675	11.95%	11/1/2028	2,479,702	2,405,053	2,430,847
DCA Investment Holdings, LLC	Delayed Draw Term Loan	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.64%	4/3/2028	486,110	482,457	471,069
DCA Investment Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.64%	4/3/2028	3,241,240	3,205,949	3,140,952
DCA Investment Holdings, LLC	Incremental Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.64%	4/3/2028	1,464,605	1,452,120	1,419,288
DCA Investment Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(2) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 650	11.40%	4/3/2028	324,463	307,486	307,356
Delta TopCo, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Computers and Electronics Retail	SOFR + 375	9.07%	12/1/2027	4,979,721	4,691,533	4,810,759
Denali Midco 2, LLC	Incremental Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 650	11.70%	12/22/2027	4,962,500	4,831,085	4,764,628
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 650	11.70%	12/22/2027	663,333	572,224	522,580
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan, Tranche 2	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.70%	12/22/2027	331,667	322,993	318,442
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan, Tranche 3	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.70%	12/22/2027	1,130,500	1,101,070	1,085,423
DexKo Global, Inc.	Term Loan, Tranche B	(3) (4) (14)	Automobiles	SOFR + 375	9.25%	10/4/2028	1,708,176	1,703,767	1,627,037
DigiCert, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 400	9.26%	10/16/2026	4,979,421	4,879,301	4,928,083
Digital Intelligence Systems, LLC	Term Loan	(2) (3) (5)	Consumer Services	9.00%	9.00%	4/2/2026	11,725,700	11,159,748	11,960,214
Diligent Corporation	Term Loan, Tranche B1	(2) (3) (4) (5) (13) (14)	Telecommunications	SOFR + 625	11.45%	8/4/2025	1,410,768	1,394,251	1,367,068

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Diligent Corporation	Revolver	(4) (5) (6) (13) (14)	Telecommunications	SOFR + 625	11.45%	8/4/2025	56,256	54,989	52,626
Diligent Corporation	Delayed Draw Term Loan, Tranche B1	(4) (5) (13) (14)	Telecommunications	SOFR + 625	11.45%	8/4/2025	192,422	190,259	186,461
Diligent Corporation	Term Loan, Tranche B2	(2) (3) (4) (5) (13) (14)	Telecommunications	SOFR + 575	10.95%	8/4/2025	1,661,750	1,653,202	1,594,650
Diligent Corporation	Term Loan, Tranche B3	(2) (3) (4) (5) (13) (14)	Telecommunications	SOFR + 575	10.95%	8/4/2025	2,248,250	2,231,679	2,157,467
Dwyer Instruments, Inc.	Revolver	(4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	11.09%	7/21/2027	518,162	488,226	497,122
Dwyer Instruments, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 575	11.09%	7/21/2027	19,383,182	19,084,104	19,179,033
Dwyer Instruments, Inc.	Delayed Draw Term Loan	(4) (5) (13) (14)	Capital Equipment	SOFR + 575	11.09%	7/21/2027	993,391	956,367	967,988
EFS Cogen Holdings I, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Utilities	SOFR + 350	9.01%	10/1/2027	2,930,659	2,920,935	2,885,468
Electronics for Imaging, Inc.	Term Loan	(2) (3) (4) (14)	High Tech Industries	LIBOR + 500	10.21%	7/23/2026	8,565,068	7,407,107	5,781,421
Element Materials Technology Group US Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (13) (14)	Business Services	SOFR + 425	9.59%	6/22/2029	1,602,474	1,601,384	1,566,418
Element Materials Technology Group US Holdings, Inc.	Term Loan	(2) (3) (4) (13) (14)	Business Services	SOFR + 425	9.59%	6/22/2029	3,472,026	3,460,100	3,393,906
Eliassen Group, LLC	Term Loan	(2) (3) (4) (5) (14)	Business Services	SOFR + 550	10.83%	4/14/2028	20,270,722	20,016,155	20,030,027
Eliassen Group, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Business Services	SOFR + 550	10.83%	4/14/2028	579,799	532,564	533,607
Ellkay, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	LIBOR + 625	11.47%	9/14/2027	14,035,213	13,799,054	12,695,917
Engineered Machinery Holdings, Inc.	Incremental Term Loan	(2) (3) (4) (14)	Capital Equipment	LIBOR + 350	9.04%	5/21/2028	1,970,000	1,962,486	1,929,063
Epicor Software Corporation	Term Loan	(3) (4) (14)	Software	SOFR + 325	8.47%	7/31/2027	1,000,000	990,000	986,380
EPS Nass Parent, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Utilities	SOFR + 575	11.14%	4/19/2028	832,627	820,238	802,958
EPS Nass Parent, Inc.	Revolver	(4) (5) (6) (13) (14)	Utilities	SOFR + 575	11.14%	4/19/2028	58,102	57,310	55,686
EPS Nass Parent, Inc.	Delayed Draw Term Loan	(4) (5) (13) (14)	Utilities	SOFR + 575	11.14%	4/19/2028	46,864	46,195	45,195
eResearchTechnology, Inc.	Term Loan	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 450	9.72%	2/4/2027	1,954,660	1,954,660	1,876,474
Excel Fitness Holdings, Inc.	Revolver	(4) (5) (6) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 525	10.63%	4/28/2028	594,225	579,606	550,952
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 525	10.63%	4/29/2029	6,187,617	6,079,788	5,886,978
Excelitas Technologies Corp.	Revolver	(4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	10.94%	8/14/2028	194,607	188,160	187,756
Excelitas Technologies Corp.	Term Loan	(2) (4) (5) (13) (14)	Capital Equipment	SOFR + 575	10.94%	8/12/2029	3,002,500	2,946,292	2,945,004

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (14)	Capital Equipment	EURIBOR + 575	9.05%	8/12/2029	€1,269,013	1,278,802	1,361,522
FCG Acquisitions, Inc.	Term Loan	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 375	9.25%	4/1/2028	4,914,860	4,899,514	4,828,850
Fertitta Entertainment, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 400	9.10%	1/27/2029	4,952,500	4,901,354	4,881,332
Finastra USA, Inc.	Term Loan	(2) (3) (4) (14)	Software	LIBOR + 350	9.23%	6/13/2024	3,939,388	3,910,142	3,779,764
Floating Infrastructure Holdings Finance, LLC	Term Loan, Tranche A	(2) (3) (5)	Transportation	9.00%	9.00%	8/13/2027	14,667,026	14,416,127	14,410,353
Flynn Restaurant Group LP	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Retail	SOFR + 425	9.47%	12/3/2028	4,952,468	4,893,351	4,885,610
FPG Intermediate Holdco, LLC	Term Loan, 3rd Amendment	(4) (5) (6) (14)	Consumer Services	SOFR + 650	11.91%	3/5/2027	72,670	57,461	45,985
Gainwell Acquisition Corp.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 400	9.34%	10/1/2027	4,413,405	4,401,047	4,341,688
Genesys Cloud Services	Term Loan, Tranche B4	(3) (4) (14)	Telecommunications	LIBOR + 400	9.19%	12/1/2027	4,760,383	4,731,888	4,743,388
Great Canadian Gaming Corp.	Term Loan	(3) (4) (14)	Hotels, Restaurants & Leisure	LIBOR + 400	9.52%	11/1/2026	1,989,950	1,975,443	1,981,652
Greenhouse Software, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 700	12.24%	9/1/2028	7,598,039	7,471,421	7,411,789
Greenhouse Software, Inc.	Incremental Term Loan, 2nd Amendment	(2) (3) (4) (5) (14)	Software	SOFR + 700	12.24%	9/1/2028	1,600,000	1,564,118	1,564,524
Guidehouse LLP	Term Loan	(2) (3) (4) (5) (13) (14)	Sovereign & Public Finance	SOFR + 625	11.45%	10/16/2028	79,102	77,669	77,910
Hadrian Acquisition Limited	Term Loan, Tranche B2	(2) (3) (4) (5) (8) (11) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 526, 3.47% PIK	13.66%	2/28/2029	£18,661,885	24,307,593	23,345,073
Hadrian Acquisition Limited	Acquisition Term Loan	(2) (3) (4) (5) (6) (8) (11) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 500, 2.75% PIK	12.68%	2/28/2029	£4,730,261	5,445,137	5,871,290
Heartland Home Services, Inc.	Delayed Draw Term Loan	(4) (5) (13) (14)	Consumer Services	SOFR + 600	11.16%	12/15/2026	8,629,750	8,563,515	8,595,117
Heartland Home Services, Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	10.96%	12/15/2026	4,837,949	4,792,699	4,769,504
Heartland Home Services, Inc.	Delayed Draw Term Loan	(2) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	11.16%	12/15/2026	2,289,505	2,252,866	2,277,527
Heartland Home Services, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	11.16%	12/15/2026	6,893,258	6,821,341	6,865,595
Helios Software Holdings, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 375	9.00%	3/11/2028	4,000,000	3,932,500	3,945,000
Hercules Borrower, LLC	Revolver	(4) (5) (6) (13) (14)	Environmental Industries	SOFR + 625	11.59%	12/14/2026	76,795	66,202	69,963
Hercules Borrower, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Environmental Industries	SOFR + 625	11.59%	12/14/2026	6,057,921	5,961,356	6,000,431
Hercules Borrower, LLC	Delayed Draw Term Loan	(2) (4) (5) (6) (13) (14)	Environmental Industries	SOFR + 550	10.84%	12/14/2026	2,057,395	2,014,267	1,937,709
Hercules Borrower, LLC	Term Loan	(3) (4) (5) (13) (14)	Environmental Industries	SOFR + 550	10.84%	12/14/2026	344,424	339,587	331,428

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Higginbotham Insurance Agency, Inc.	Incremental Delayed Draw Term Loan	(4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 525	10.45%	11/25/2026	4,360,103	4,329,192	4,298,896
Higginbotham Insurance Agency, Inc.	1st Amendment Term Loan	(2) (3) (4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 525	10.45%	11/25/2026	4,903,578	4,868,189	4,834,742
Hoosier Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 550	10.82%	11/15/2028	12,265,500	12,039,431	11,240,904
HS Spa Holdings Inc.	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 575	11.06%	6/2/2029	8,561,773	8,410,388	8,396,686
HS Spa Holdings Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 575	11.06%	6/2/2028	185,320	164,935	161,498
Hub International Limited	Term Loan, Tranche B	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 400	9.07%	11/10/2029	5,979,975	5,955,526	5,970,766
Hub International Limited	Term Loan, Tranche B	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 425	9.45%	6/20/2030	3,000,000	2,970,000	3,005,430
Hunter Holdco 3 Ltd.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 425	9.59%	8/19/2028	3,719,688	3,706,552	3,679,403
iCIMS, Inc.	Revolver	(2) (4) (5) (6) (14)	Software	SOFR + 725	12.38%	8/18/2028	407,214	370,887	386,819
iCIMS, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 725	12.38%	8/18/2028	26,115,662	25,722,686	25,897,228
Imperva, Inc.	Term Loan	(3) (4) (14)	Software	LIBOR + 400	9.56%	1/10/2026	3,000,000	2,708,750	2,706,240
Infront Luxembourg Finance S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Hotels, Restaurants & Leisure	EURIBOR + 900	12.48%	5/28/2027	€20,800,000	24,792,771	22,526,740
Integrity Marketing Acquisition, LLC	Delayed Draw Term Loan, 4th Amendment	(2) (3) (4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 605	11.41%	8/27/2025	5,873,744	5,829,060	5,771,504
Integrity Marketing Acquisition, LLC	Delayed Draw Term Loan, 6th Amendment	(4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 605	11.41%	8/27/2025	4,423,554	4,386,780	4,326,551
Integrity Marketing Acquisition, LLC	Delayed Draw Term Loan, 8th Amendment	(4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 602	11.38%	8/27/2025	2,963,147	2,936,277	2,898,170
Internap Corporation	Term Loan	(3) (4) (5) (8) (14) (15)	High Tech Industries	LIBOR + 300, 5.50% PIK	13.72%	5/8/2025	932,664	705,630	93,266
ION Trading Finance Ltd.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 475	10.09%	4/1/2028	6,144,736	6,138,436	6,015,266
IQN Holding Corp.	Term Loan	(2) (4) (5) (14)	Business Services	SOFR + 525	10.38%	5/2/2029	6,789,371	6,730,248	6,727,843
IQN Holding Corp.	Revolver	(4) (5) (6) (14)	Business Services	SOFR + 525	10.38%	5/2/2028	81,487	73,138	72,113
IRIS Holdings, Inc.	Term Loan	(2) (3) (4) (14)	Chemicals, Plastics & Rubber	SOFR + 475	9.90%	6/28/2028	2,977,500	2,739,104	2,509,467
Jeg's Automotive, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Automobiles	SOFR + 600	11.37%	12/22/2027	17,955,730	17,670,930	15,215,295
Jeg's Automotive, LLC	Revolver	(4) (5) (6) (13) (14)	Automobiles	SOFR + 600	11.37%	12/22/2027	2,604,166	2,500,727	2,206,714
Kaseya, Inc.	Term Loan	(2) (3) (4) (5) (8) (14)	High Tech Industries	SOFR + 375, 2.50% PIK	11.35%	6/23/2029	35,452,856	34,823,308	34,845,211
Kaseya, Inc.	Delayed Draw Term Loan	(4) (5) (6) (8) (14)	High Tech Industries	SOFR + 375, 2.50% PIK	11.35%	6/23/2029	69,925	50,336	50,277

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Kaseya, Inc.	Revolver	(4) (5) (6) (8) (14)	High Tech Industries	SOFR + 375, 2.50% PIK	11.35%	6/23/2029	513,513	478,360	478,308
KRE Hyod Owner, LLC	Term Loan, Tranche A1	(4) (5) (11) (14)	Banking, Finance, Insurance & Real Estate	LIBOR + 421	9.24%	9/13/2026	1,363,636	1,363,636	1,353,409
KRE Hyod Owner, LLC	Term Loan, Tranche A2	(4) (5) (11) (14)	Banking, Finance, Insurance & Real Estate	LIBOR + 1046	15.50%	9/13/2024	3,962,943	3,962,943	3,943,128
LBM Acquisition, LLC	Term Loan, Tranche B	(3) (4) (13) (14)	Capital Equipment	SOFR + 375	8.95%	12/18/2027	1,961,600	1,947,065	1,880,076
Legence Holdings, LLC	Term Loan	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 375	8.95%	12/16/2027	3,444,158	3,437,565	3,420,049
Linquest Corporation	Term Loan	(2) (3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 575	10.95%	7/28/2028	9,825,000	9,671,968	9,026,220
Loyalty Ventures, Inc.	Term Loan, Tranche B	(3) (4) (5) (14) (15)	Business Services	PRIME + 800	13.75%	11/3/2027	4,393,750	4,311,093	443,769
LVF Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 625	11.64%	6/10/2027	5,746,431	5,664,522	5,495,177
LVF Holdings, Inc.	Revolver	(4) (5) (6) (13) (14)	Beverage, Food & Tobacco	SOFR + 625	11.64%	6/10/2027	507,829	495,786	469,546
LVF Holdings, Inc.	Initial Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 625	11.64%	6/10/2027	6,004,504	5,919,045	5,741,965
Material Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Business Services	SOFR + 600	11.34%	8/19/2027	770,733	740,243	654,436
Material Holdings, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Business Services	SOFR + 600	11.34%	8/19/2027	10,883,512	10,722,610	10,295,104
Maverick Acquisition, Inc.	Initial Term Loan	(3) (4) (5) (14)	Aerospace & Defense	LIBOR + 625	11.44%	6/1/2027	10,579,074	10,429,311	8,590,929
Maverick Acquisition, Inc.	Delayed Draw Term Loan	(2) (4) (5) (14)	Aerospace & Defense	LIBOR + 625	11.44%	6/1/2027	2,411,393	2,377,776	1,958,215
Mavis Tire Express Services Corp.	Term Loan, Tranche B	(2) (3) (4) (14)	Retail	SOFR + 400	9.22%	5/4/2028	3,430,000	3,417,347	3,395,700
McAfee, LLC	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 385	9.01%	3/1/2029	4,952,481	4,831,477	4,727,539
Medical Manufacturing Technologies, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	10.44%	12/23/2027	12,719,000	12,517,447	12,489,081
Medical Manufacturing Technologies, LLC	Revolver	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 550	10.44%	12/23/2027	748,936	725,203	720,926
Medical Manufacturing Technologies, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	10.44%	12/23/2027	5,125,305	5,046,188	5,032,656
MI Windows and Doors, LLC	Term Loan	(2) (3) (4) (13) (14)	Consumer Services	SOFR + 350	8.70%	12/18/2027	1,220,519	1,222,452	1,207,935
Mileage Plus Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Aerospace & Defense	LIBOR + 525	10.76%	6/20/2027	2,000,000	1,974,672	2,075,420
Mitchell International, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	LIBOR + 375	8.94%	10/15/2028	4,937,500	4,860,770	4,816,531
Nefco Holding Company, LLC	Revolver	(4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	11.80%	8/5/2028	407,134	393,960	399,151
Nefco Holding Company, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (13) (14)	Construction & Engineering	SOFR + 650	11.80%	8/5/2028	594,502	584,212	588,285
Nefco Holding Company, LLC	Delayed Draw Term Loan, Tranche C	(4) (5) (13) (14)	Construction & Engineering	SOFR + 650	11.80%	8/5/2028	832,741	817,971	824,033

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Nefco Holding Company, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Construction & Engineering	SOFR + 650	11.80%	8/5/2028	4,608,348	4,526,638	4,560,157
Nefco Holding Company, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	11.80%	8/5/2028	10,771	4,272	6,795
North Haven Fairway Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 650	11.73%	5/17/2028	10,175,743	10,004,024	9,910,874
North Haven Fairway Buyer, LLC	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 650	11.73%	5/17/2028	1,250,000	1,207,149	1,184,436
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C2	(4) (5) (6) (14)	Consumer Services	SOFR + 650	11.73%	5/17/2028	892,986	581,654	602,436
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C1	(4) (5) (14)	Consumer Services	SOFR + 650	11.73%	5/17/2028	96,818	94,084	94,298
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Consumer Services	SOFR + 575	11.28%	5/24/2027	49,160	45,759	45,779
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Business Services	SOFR + 550	10.73%	4/28/2028	982,813	958,128	894,084
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (14)	Business Services	SOFR + 550	10.73%	4/28/2028	5,030,030	4,987,705	4,882,669
Optiv Inc.	Term Loan	(2) (3) (4) (14)	Business Services	SOFR + 525	10.34%	8/16/2026	3,000,000	2,899,660	2,851,260
Oranje Holdco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Business Services	SOFR + 775	12.79%	2/1/2029	6,038,961	5,877,678	5,945,273
Orbit Private Holdings I Ltd.	Term Loan, Tranche B	(3) (4) (13) (14)	Business Services	SOFR + 450	10.09%	12/10/2028	1,970,000	1,952,423	1,972,463
Osmosis Buyer Ltd.	Term Loan, Tranche B	(2) (3) (4) (14)	Consumer Services	SOFR + 375	8.83%	7/30/2028	5,197,500	5,187,320	5,096,149
Packaging Coordinators Midco, Inc.	Term Loan	(2) (3) (4) (14)	Containers, Packaging & Glass	SOFR + 350	9.00%	11/30/2027	4,904,686	4,908,147	4,827,290
Pactiv Evergreen Group	Term Loan, Tranche B	(3) (4) (14)	Containers, Packaging & Glass	LIBOR + 350	8.65%	9/24/2028	2,000,000	1,997,500	1,992,040
Panenka Bidco Limited	Term Loan, Tranche B Facility	(2) (3) (4) (5) (14)	Entertainment	EURIBOR + 775	11.21%	9/14/2028	€16,379,889	16,131,013	17,533,504
Panther Commercial Holdings L.P	Term Loan	(2) (3) (4) (14)	Software	LIBOR + 425	9.44%	1/8/2028	6,427,291	6,232,254	6,255,875
Parkway Generation, LLC	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Energy: Oil & Gas	SOFR + 475	10.28%	2/18/2029	1,732,032	1,728,316	1,685,943
Parkway Generation, LLC	Term Loan, Tranche C	(2) (3) (4) (13) (14)	Energy: Oil & Gas	SOFR + 475	10.28%	2/18/2029	228,342	227,852	222,266
Pearls Ntherlands Bidco	Term Loan, Tranche B	(2) (3) (4) (14)	Transportation	SOFR + 375	8.80%	2/26/2029	2,962,500	2,956,244	2,897,088
Peraton Corp.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 375	8.95%	2/1/2028	3,914,028	3,867,197	3,837,861
Performance Health Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 600	10.96%	7/12/2027	3,222,000	3,175,247	3,095,955
Pestco Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Commercial Services & Supplies	SOFR + 675	12.14%	2/17/2028	3,697,239	3,547,786	3,525,799
PF Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.89%	11/12/2027	10,189,387	10,031,523	10,034,571
PF Atlantic Holdco 2, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.89%	11/12/2027	8,164,440	7,970,738	7,969,663

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
PF Atlantic Holdco 2, LLC	Revolver	(2) (4) (5) (6) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.89%	11/12/2027	387,921	362,517	361,725
Phoenix Gurantor Inc.	Term Loan, Tranche B3	(3) (4) (14)	Health Care Providers & Services	SOFR + 350	8.60%	3/5/2026	3,994,898	3,955,451	3,943,963
Planview Parent, Inc.	Term Loan	(3) (4) (14)	Computers and Electronics Retail	SOFR + 400	9.24%	12/17/2027	3,013,041	2,817,194	2,849,222
Polaris Newco, LLC	Term Loan, Tranche B	(2) (3) (4) (14)	Software	LIBOR + 400	9.54%	6/4/2028	3,684,375	3,670,592	3,383,472
Primetech Holdco S.a.r.l.	Term Loan	(3) (5) (8)	Banking, Finance, Insurance & Real Estate	12.00% PIK	12.00%	7/28/2029	€23,111,996	22,094,542	23,013,084
Proampac PG Borrower, LLC	Term Loan	(2) (3) (4) (14)	Containers, Packaging & Glass	SOFR + 375	8.93%	11/3/2025	5,876,493	5,870,639	5,806,739
Project Castle, Inc.	Term Loan, Tranche B	(3) (4) (14)	Construction & Engineering	SOFR + 550	10.41%	6/1/2029	4,962,500	4,496,629	4,168,500
Project Leopard Holdings, Inc.	Term Loan, Tranche B	(3) (4) (13) (14)	Software	SOFR + 525	10.45%	7/20/2029	1,994,987	1,842,225	1,817,932
Proofpoint, Inc.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 325	8.47%	8/31/2028	4,962,305	4,864,284	4,850,653
Prophix Software Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	LIBOR + 650	11.66%	2/1/2026	5,481,728	5,393,170	5,481,728
Prophix Software Inc.	Incremental Term Loan	(2) (3) (4) (5) (14)	Software	LIBOR + 650	11.66%	2/1/2026	6,907,722	6,818,197	6,907,722
Propulsion BC Finco S.a.r.l.	Term Loan	(3) (4) (14)	Aerospace & Defense	SOFR + 400	9.24%	9/14/2029	5,074,500	5,071,772	5,068,157
Pushpay USA Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 675	11.97%	5/10/2030	20,061,728	19,423,126	19,413,580
PXO Holdings I Corp.	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	10.85%	3/8/2028	2,377,134	2,303,979	2,262,886
PXO Holdings I Corp.	Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	10.85%	3/8/2028	14,604,963	14,365,428	14,240,427
QBS Parent Inc.	Term Loan	(3) (4) (5) (14)	IT Services	SOFR + 425	9.64%	9/21/2025	6,000,000	5,070,000	5,016,000
Qnnect, LLC	Term Loan	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 700	12.08%	11/2/2029	2,633,922	2,559,981	2,614,184
Qnnect, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Aerospace & Defense	SOFR + 700	12.08%	11/2/2029	30,425	11,511	25,234
Quantic Electronics, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	11.62%	3/1/2027	1,455,085	1,435,862	1,403,239
Quantic Electronics, LLC	Incremental Term Loan, 2nd Amendment	(2) (3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	11.47%	11/19/2026	1,990,535	1,964,744	1,919,610
Quantic Electronics, LLC	Term Loan, 3rd Amendment	(2) (3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	11.47%	11/19/2026	2,810,752	2,771,769	2,710,602
Quantic Electronics, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (13) (14)	Aerospace & Defense	SOFR + 625	11.62%	3/1/2027	1,803,225	1,769,133	1,713,728
Quantic Electronics, LLC	Revolver, 3rd Amendment	(4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	11.47%	11/19/2026	460,282	454,447	443,882
Quest Software US Holdings, Inc.	Term Loan	(3) (4) (13) (14)	High Tech Industries	SOFR + 425	9.45%	2/1/2029	6,371,249	4,986,462	4,921,790
Rackspace Technology Global, Inc.	Term Loan	(3) (4) (5) (14)	High Tech Industries	LIBOR + 275	8.09%	2/9/2028	4,987,245	2,257,876	2,259,322

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Radwell Parent LLC	Revolver	(2) (4) (5) (6) (14)	Distributors	SOFR + 675	11.99%	4/1/2028	279,069	241,649	255,463
Radwell Parent LLC	Term Loan, 1st Amendment	(3) (4) (5) (14)	Distributors	SOFR + 675	11.99%	4/1/2029	18,511,633	17,996,218	18,198,464
Redstone Holdco 2 LP	Term Loan	(3) (4) (14)	Computers and Electronics Retail	LIBOR + 475	10.01%	4/27/2028	14,959,429	12,644,340	12,407,052
Riveron Acquisition Holdings, Inc.	Term Loan	(3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	LIBOR + 575	10.83%	5/22/2025	2,968,061	2,944,056	2,968,061
Riveron Acquisition Holdings, Inc.	Incremental Term Loan	(3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	LIBOR + 575	10.83%	5/22/2025	2,025,715	1,998,159	2,025,715
Rocket Software, Inc.	Term Loan	(3) (4) (14)	Software	LIBOR + 425	9.47%	11/28/2025	2,000,000	1,987,500	1,976,820
Rome Bidco Ltd.	Term Loan	(2) (3) (4) (5) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 164, 6.11% PIK	12.18%	12/23/2027	£33,430,459	44,529,856	41,607,526
Rome Bidco Ltd.	Delayed Draw Term Loan, Capex Facility	(3) (4) (5) (6) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 164, 6.11% PIK	12.18%	12/23/2027	£2,697,996	3,401,566	3,429,031
RSC Acquisition, Inc.	Term Loan, Tranche C	(2) (3) (4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 550	10.76%	11/1/2026	6,032,589	5,969,646	5,905,062
RSC Acquisition, Inc.	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 550	10.76%	11/1/2026	170,714	168,511	164,588
RSC Acquisition, Inc.	Delayed Draw Term Loan, Tranche 2	(4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 550	10.76%	11/1/2026	931,901	924,715	912,201
Sapphire Convention, Inc.	Term Loan	(2) (3) (4) (5) (14)	Telecommunications	LIBOR + 525	10.72%	11/20/2025	4,134,993	4,103,302	4,109,638
Sapphire Convention, Inc.	Revolver	(2) (3) (4) (5) (6) (14)	Telecommunications	LIBOR + 525	10.72%	11/20/2023	50,939	49,842	46,775
Scientific Games Lottery	Term Loan, Tranche B	(3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 350	8.77%	4/4/2029	4,000,000	3,955,000	3,947,000
SCP Eye Care HoldCo, LLC	Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	10.99%	10/7/2029	120,111	116,777	117,455
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 575	10.99%	10/7/2029	6,412	5,353	5,545
SCP Eye Care HoldCo, LLC	Revolver	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 575	10.99%	10/7/2029	9,720	9,208	9,304
Sedgwick Claims Management Services, Inc.	Term Loan, Tranche B	(3) (4) (14)	Business Services	SOFR + 375	8.85%	2/24/2028	1,995,000	1,949,529	1,980,975
Signature Aviation	Term Loan, Tranche B2	(2) (3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 375	8.80%	7/1/2029	3,974,987	3,908,711	3,964,334
Skopima Merger Sub, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	High Tech Industries	LIBOR + 400	9.19%	5/17/2028	2,947,500	2,929,560	2,859,606
Smarsh, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Software	SOFR + 650	11.84%	2/18/2029	510,180	493,080	494,850
Smarsh, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 650	11.84%	2/18/2029	4,081,438	4,007,778	4,016,287
SolarWinds Holdings, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 375	8.85%	2/5/2027	2,992,500	2,985,362	2,991,004
Sophia, L.P.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	LIBOR + 350	9.04%	10/7/2027	4,942,498	4,913,102	4,883,831

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount		Amortized Cost	Fair Value
Speedstar Holding, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Automobiles	SOFR + 725	12.65%	1/22/2027	6,524,369		6,425,305	6,521,690
Speedstar Holding, LLC	Delayed Draw Term Loan, 1st Amendment	(2) (4) (5) (13) (14)	Automobiles	SOFR + 725	12.65%	1/22/2027	217,372		211,384	217,283
Speedstar Holding, LLC	Incremental Term Loan, 1st Amendment	(2) (3) (4) (5) (13) (14)	Automobiles	SOFR + 725	12.65%	1/22/2027	925,133		899,632	924,753
Spotless Brands, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 650	11.71%	7/25/2028	21,028,134		20,661,181	20,575,525
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 650	11.71%	7/25/2028	4,155,467		3,853,925	3,951,499
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.71%	7/25/2028	939,724		923,306	919,497
Summit Acquisition Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 675	11.99%	5/1/2030	7,443,763		7,148,582	7,143,149
Sunshine Luxembourg VII	Term Loan, Tranche B3	(3) (4) (14)	Consumer Goods: Non-Durable	SOFR + 375	8.91%	10/1/2026	5,974,555		5,908,871	5,935,003
Tank Holding Corp.	Revolver	(4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	10.95%	3/31/2028	1,048,276		1,021,771	1,005,089
Tank Holding Corp.	Term Loan	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 575	10.95%	3/31/2028	37,551,724		36,926,647	36,571,932
Tank Holding Corp.	Incremental Term Loan	(2) (3) (4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	10.95%	3/31/2028	7,319,586		7,011,210	7,142,625
Teneo Holdings, LLC	Term Loan	(2) (3) (4) (13) (14)	Business Services	SOFR + 525	10.45%	7/12/2025	1,232,625		1,217,481	1,229,544
The Carlstar Group, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Automobiles	SOFR + 650	11.69%	7/8/2027	7,040,000		6,876,470	6,992,442
TIBCO Software, Inc	Term Loan	(2) (3) (4) (14)	High Tech Industries	SOFR + 450	9.84%	3/31/2029	9,975,000		9,148,815	9,314,156
Tiger Acquisition, LLC	Term Loan	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 325	8.45%	6/1/2028	2,947,500		2,947,500	2,884,247
TK Elevator Midco GmnH	Term Loan, Tranche B	(2) (3) (4) (14)	Capital Equipment	LIBOR + 350	8.60%	7/31/2027	5,885,871		5,891,398	5,827,778
Trader Corporation	Term Loan	(2) (3) (4) (5) (14)	Automobiles	CDOR + 675	11.96%	12/22/2029	C$	3,012,685	2,158,483	2,242,757
Triton Water Holdings, Inc.	Term Loan	(2) (3) (4) (13) (14)	Beverage, Food & Tobacco	SOFR + 325	8.75%	3/31/2028	5,301,859		5,267,416	5,117,142
Tufin Software North America, Inc.	Term Loan	(2) (4) (5) (13) (14)	Software	SOFR + 769	13.07%	8/17/2028	26,503,226		26,016,906	25,880,534
UKG Inc.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 325	8.27%	5/3/2026	5,915,387		5,846,575	5,798,913
United Airlines, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Aerospace & Defense	LIBOR + 375	9.29%	4/21/2028	3,143,796		3,142,023	3,137,697
USALCO, LLC	Term Loan, Tranche A	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 600	11.22%	10/19/2027	4,925,000		4,849,483	4,828,634
USR Parent, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (14)	Retail	SOFR + 760	12.76%	4/25/2027	4,000,000		3,967,769	3,896,969
Verifone Systems, Inc.	Term Loan	(2) (3) (4) (14)	High Tech Industries	LIBOR + 400	9.48%	8/20/2025	2,648,497		2,636,284	2,486,833

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
VGL Midco Ltd.	Term Loan, Tranche B1	(5) (8)	Media: Advertising, Printing & Publishing	8.75%, 5.25% PIK	14.00%	7/17/2024	£11,366,143	15,439,585	13,785,419
VGL Midco Ltd.	Term Loan, Tranche B2	(5) (8)	Media: Advertising, Printing & Publishing	14.00% PIK	14.00%	7/17/2024	£11,293,103	15,225,513	13,696,832
Vision Solutions, Inc.	Incremental Term Loan	(2) (3) (4) (14)	Banking, Finance, Insurance & Real Estate	LIBOR + 400	9.26%	4/24/2028	2,981,644	2,575,332	2,820,755
Voyage Australia Pty Ltd.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Telecommunications	SOFR + 350	8.81%	7/20/2028	5,912,506	5,909,325	5,833,692
WCG Purchaser Corp	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 400	9.22%	1/8/2027	1,912,310	1,916,056	1,874,064
Windsor Holdings III, LLC	Term Loan, Tranche B	(3) (4) (14)	Chemicals, Plastics & Rubber	SOFR + 450	9.73%	8/1/2030	3,000,000	2,940,000	2,944,500
Wineshipping.Com LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.15%	10/29/2027	13,694,740	13,483,778	13,010,554
Wineshipping.Com LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.15%	10/29/2027	374,545	345,382	275,457
Wineshipping.Com LLC	Revolver	(2) (3) (4) (5) (6) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.15%	10/29/2027	873,921	844,587	774,692
Yellowstone Buyer Acquisition, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Goods: Durable	LIBOR + 575	11.02%	9/13/2027	6,640,718	6,541,087	6,308,816
YLG Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 500	10.16%	11/1/2025	773,834	762,484	772,009
YLG Holdings, Inc.	Incremental Term Loan	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 500	10.16%	11/1/2025	1,176,541	1,159,859	1,173,767
Zelis Payments Buyer, Inc.	Term Loan	(3) (4) (14)	Health Care Technology	LIBOR + 350	8.72%	9/30/2026	4,000,000	3,983,125	3,993,960
First Lien Debt Total (Cost of $1,425,230,986)								$1,425,230,986	$1,394,991,827

Second Lien Debt (11.9% of Net Assets)
11852604 Canada, Inc.	Term Loan	(4) (5) (8) (13) (14)	Health Care Providers & Services	SOFR + 9.50% PIK	14.89%	9/30/2028	$32,611,796	$32,106,419	$31,959,560
520 Mezz Owner 2, LLC	Term Loan, Mezzanine	(4) (5) (6) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 1262	17.67%	3/2/2026	6,109,980	5,890,907	5,977,597
Aimbridge Acquisition Co., Inc.	Term Loan	(3) (4) (5) (14)	Hotels, Restaurants & Leisure	LIBOR + 750	12.67%	2/1/2027	1,712,000	1,695,364	1,627,832
AP Plastics Acquisition Holdings, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 750	12.69%	8/10/2029	19,090,000	18,654,973	18,545,968
Apex Group Treasury, LLC	Term Loan	(2) (3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	LIBOR + 675	12.29%	7/27/2029	13,864,250	13,635,375	13,690,947
AQA Acquisition Holding, Inc.	Incremental Term Loan	(3) (4) (5) (13) (14)	High Tech Industries	SOFR + 750	12.70%	3/3/2029	5,538,462	5,428,289	5,508,551
ARCO BPS Holdings Ltd.	Term Loan, Mezzanine	(3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	EURIBOR + 850	11.82%	6/30/2026	€1,876,305	2,113,958	2,047,424
Blackbird Purchaser, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 750	12.70%	4/8/2027	18,388,382	18,108,837	18,305,504

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Loans (87.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Boxer Parent Company Inc.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 550	10.72%	3/23/2026	4,000,000	3,948,447	3,883,320
Brave Parent Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 750	12.70%	4/19/2026	3,639,355	3,603,024	3,612,087
Drilling Info Holdings, Inc.	Incremental Term Loan	(3) (4) (5) (13) (14)	Energy: Oil & Gas	SOFR + 825	13.45%	7/30/2026	4,200,000	4,127,860	4,200,000
Fastlane Parent Co., Inc.	Term Loan	(3) (4) (5) (14)	Automobiles	LIBOR + 875	13.94%	12/19/2026	2,500,000	2,435,921	2,425,000
Jazz Acquisition, Inc.	Term Loan	(3) (4) (5) (14)	Aerospace & Defense	LIBOR + 800	13.20%	6/18/2027	3,100,000	3,073,955	3,090,160
National Mentor Holdings, Inc.	Term Loan	(3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 725	12.59%	3/2/2029	5,000,000	4,961,071	2,483,350
Neptune Bidco US, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Business Services	SOFR + 975	14.74%	10/11/2029	43,000,000	41,782,400	42,140,000
Outcomes Group Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14)	Business Services	LIBOR + 750	12.69%	10/26/2026	384,615	384,166	377,833
PAI Holdco, Inc.	Term Loan	(2) (3) (4) (5) (8) (14)	Automobiles	LIBOR + 550, 2.00% PIK	12.77%	10/28/2028	3,557,486	3,482,687	3,337,757
Peraton Corp.	Term Loan, Tranche B1	(3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 775	12.98%	2/1/2029	4,465,719	4,412,322	4,379,106
Quartz Holding Company	Term Loan	(3) (4) (5) (13) (14)	Software	SOFR + 800	13.20%	4/2/2027	1,200,000	1,187,260	1,194,470
Queensgate Gem UK Midco Ltd.	Term Loan, Mezzanine	(5) (8)	Hotels, Restaurants & Leisure	5.31%, 5.63% PIK	10.94%	3/15/2024	£5,151,556	6,932,411	6,558,828
Queensgate Gem UK Midco Ltd.	Term Loan	(5) (8)	Hotels, Restaurants & Leisure	12.75% PIK	12.75%	3/15/2024	£2,803,399	3,746,531	3,560,315
R&F International Sub 2 Ltd.	Term Loan, Mezzanine	(3) (4) (5) (6) (14)	Business Services	SONIA + 1303	17.92%	6/13/2026	£23,055,540	27,501,637	28,703,845
RXR Atlas Mezz, LLC	Term Loan, Mezzanine	(4) (5) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 1000	15.11%	8/25/2025	5,000,000	4,950,000	4,987,500
SonicWall US Holdings, Inc.	Term Loan	(3) (4) (14)	Software	LIBOR + 750	12.69%	5/18/2026	2,000,000	1,904,466	1,853,120
TruGreen Limited Partnership	Term Loan	(3) (4) (5) (14)	Consumer Services	LIBOR + 850	13.77%	11/2/2028	2,000,000	1,969,804	1,794,447
Zippy Shell Incorporated	Delayed Draw Term Loan	(5)	Commercial Services & Supplies	13.00%	13.00%	11/2/2025	600,000	588,629	612,000
Zippy Shell Incorporated	Term Loan	(2) (3) (5)	Commercial Services & Supplies	13.00%	13.00%	11/2/2025	2,400,000	2,352,387	2,448,000
Second Lien Debt Total (Cost of $220,979,100)								$220,979,100	$219,304,521
Corporate Loans Total (Cost of $1,646,210,086)								$1,646,210,086	$1,614,296,348

Investments—Collateralized Loan Obligations (23.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
522 Funding CLO Ltd.	Series 2019-5A,Class ER	(4) (5) (7) (14)	SOFR + 676	11.75%	4/15/2035	$1,400,000	$1,239,413	$1,233,653
522 Funding CLO Ltd.	Series 2019-5A, Class DR	(4) (5) (7) (14)	SOFR + 325	8.24%	4/15/2035	8,100,000	7,275,705	7,116,150
AGL CLO 1 Ltd.	Series 2019-1A, Class ER	(4) (5) (7) (14)	LIBOR + 650	11.75%	10/20/2034	5,500,000	5,149,568	4,771,905
AGL CLO 5 Ltd	Series 2020-5A, Class ER	(4) (5) (7) (14)	LIBOR + 645	11.70%	7/20/2034	2,000,000	1,811,671	1,775,938
AGL CLO Ltd.	Series 2020-9A, Class E	(2) (4) (5) (7) (14)	LIBOR + 726	12.51%	1/20/2034	1,000,000	983,486	953,729

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Collateralized Loan Obligations (23.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
AGL CLO 19 Ltd	Series 2022-19A, Class E	(2) (4) (5) (7) (14)	SOFR + 801	13.07%	7/21/2035	6,050,000	5,879,491	5,928,915
AGL CLO Ltd.	Series 2022-20A, Class E	(2) (4) (5) (7) (14)	SOFR + 836	13.41%	7/20/2035	2,700,000	2,604,923	2,692,073
Clover CLO Ltd.	Series 2021-1A, Class E	(4) (5) (7) (14)	LIBOR + 660	11.87%	4/22/2034	3,000,000	3,000,000	2,855,103
American Money Management Corp. CLO Ltd.	Series 2014-14A, Class B2L1	(2) (4) (5) (7) (14)	LIBOR + 735	12.61%	7/25/2029	1,500,000	1,443,810	1,368,561
Anchorage Capital CLO Ltd.	Series 2021-18A, Class E	(4) (5) (7) (14)	LIBOR + 646	11.72%	4/15/2034	4,000,000	3,966,693	3,641,448
Anchorage Capital CLO Ltd.	Series 2021-21A, Class SUB	(5) (7) (12)			10/20/2034	8,830,000	7,186,056	5,505,825
Anchorage Capital CLO Ltd.	Series 2019-13A, Class ER	(4) (5) (7) (14)	LIBOR + 670	11.96%	4/15/2034	6,400,000	6,306,460	5,748,147
Apex Credit CLO Ltd.	Series 2019-1A, Class D	(4) (5) (7) (14)	LIBOR + 710	12.36%	4/18/2032	4,500,000	4,446,751	3,502,256
Apidos CLO Ltd.	Series 2018-18A, Class E	(4) (5) (7) (14)	LIBOR + 570	10.97%	10/22/2030	4,100,000	3,963,214	3,640,009
Apidos CLO Ltd.	Series 2012-11A, Class ER3	(4) (5) (7) (14)	LIBOR + 657	11.83%	4/17/2034	1,528,500	1,348,371	1,382,138
Apidos CLO Ltd.	Series 2023-45A, Class E	(4) (5) (7) (14)	SOFR + 840	13.56%	4/26/2036	2,470,000	2,420,893	2,461,491
Ares CLO Ltd.	Series 2021-60A, Class SUB	(5) (7) (12)			7/18/2034	6,500,000	4,975,416	3,775,121
Ares CLO Ltd.	Series 2017-43A, Class ER	(4) (5) (7) (14)	LIBOR + 686	12.12%	7/15/2034	1,333,334	1,215,190	1,175,835
Avoca CLO	Series 28A, Class E	(4) (5) (7) (14)	EURIBOR + 736	10.70%	4/15/2037	€1,350,000	1,363,310	1,392,444
Babson CLO Ltd.	Series 2017-1A, Class F	(2) (4) (5) (7) (14)	LIBOR + 745	12.71%	7/18/2029	2,500,000	2,471,243	2,137,348
Barings CLO Ltd.	Series 2021-3A, Class SUB	(5) (7) (12)			1/18/2035	14,100,000	11,059,608	8,823,440
Babson CLO Ltd.	Series 2022-4A, Class E	(4) (5) (7) (14)	SOFR + 840	13.45%	10/20/2034	1,333,334	1,238,379	1,320,062
Babson CLO Ltd.	Series 2019-2A, Class DR	(4) (5) (7) (14)	LIBOR + 678	12.04%	4/15/2036	1,600,000	1,441,693	1,428,312
Babson CLO Ltd.	Series 2020-1A, Class ER	(4) (5) (7) (14)	LIBOR + 665	11.91%	10/15/2036	1,600,000	1,459,038	1,453,562
Bain Capital Credit CLO Ltd.	Series 2022-3A, Class E	(4) (5) (7) (14)	SOFR + 735	12.34%	7/17/2035	3,250,000	3,220,047	2,922,072
Bain Capital Euro CLO	Series 2022-1X, Class E	(4) (5) (7) (14)	EURIBOR + 699	10.21%	10/19/2034	€2,000,000	2,131,653	2,015,410
Ballyrock CLO Ltd.	Series 2022-21A, Class D	(4) (5) (7) (14)	SOFR + 876	13.81%	10/20/2035	1,000,000	961,879	1,004,955
Ballyrock CLO Ltd.	Series 2022-20A, Class D	(4) (5) (7) (14)	SOFR + 819	13.18%	7/15/2034	1,333,334	1,323,759	1,299,599
Ballyrock CLO Ltd.	Series 2023-24A, Class D	(4) (5) (7) (14)	SOFR + 837	13.63%	7/15/2036	3,350,000	3,324,878	3,327,676
Bardin Hill CLO Ltd.	Series 2021-2A, Class D	(4) (5) (7) (14)	LIBOR + 336	8.62%	10/25/2034	2,000,000	1,792,500	1,762,350
Battalion CLO XIX Ltd.	Series 2021-19A, Class D	(4) (5) (7) (14)	LIBOR + 325	8.51%	4/15/2034	2,500,000	2,197,100	2,171,560
Battalion CLO XI Ltd.	Series 2017-11A, Class ER	(4) (5) (7) (14)	LIBOR + 685	12.12%	4/24/2034	3,000,000	2,974,200	2,404,560
Benefit Street Partners CLO Ltd.	Series 2014-IVA, Class DRR	(2) (4) (5) (7) (14)	LIBOR + 720	12.45%	1/20/2032	2,500,000	2,480,117	2,250,498
Benefit Street Partners CLO Ltd.	Series 2016-10A, Class DRR	(4) (5) (7) (14)	LIBOR + 675	12.00%	4/20/2034	3,500,000	3,441,213	3,159,517
Benefit Street Partners CLO Ltd.	Series 2019-19A, Class E	(4) (5) (7) (14)	LIBOR + 702	12.28%	1/15/2033	2,690,000	2,499,376	2,535,607
Benefit Street Partners CLO Ltd.	Series 2022-29A, Class E	(4) (5) (7) (14)	SOFR + 781	12.39%	1/25/2036	1,666,667	1,652,050	1,621,945
Benefit Street Partners CLO Ltd.	Series 2022-27A, Class E	(4) (5) (7) (14)	SOFR + 812	13.17%	7/20/2035	3,734,483	3,559,412	3,731,716
Birch Grove CLO Ltd.	Series 2023-6A, Class D	(4) (5) (7) (14)	SOFR + 583	11.12%	7/20/2035	5,000,000	4,950,000	4,950,000
Blackrock European CLO DAC	Series 14A, Class E	(4) (5) (7) (14)	EURIBOR + 767	11.44%	7/15/2036	€1,150,000	1,191,325	1,166,326
BlackRock European CLO V DAC	Series 5X, Class SUB	(5) (7) (12)			7/16/2031	€2,750,000	1,595,058	1,096,875
BlueMountain CLO Ltd.	Series 2019-24A, Class ER	(4) (5) (7) (14)	LIBOR + 684	12.09%	4/20/2034	4,000,000	3,996,605	3,572,896
BlueMountain CLO Ltd.	Series 2019-25A, Class ER	(2) (4) (5) (7) (14)	LIBOR + 725	12.51%	7/15/2036	5,725,000	5,705,471	5,045,082
BlueMountain CLO Ltd.	Series 2021-31A, Class E	(4) (5) (7) (14)	LIBOR + 653	11.80%	4/19/2034	735,000	636,579	660,678

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Collateralized Loan Obligations (23.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
BlueMountain CLO Ltd.	Series 2021-33A, Class SUB	(5) (7) (12)			11/20/2034	5,900,000	4,736,880	3,843,879
Buckhorn Park CLO Ltd.	Series 2019-1A, Class SUB	(5) (7) (12)			7/18/2034	14,400,000	10,815,440	8,154,075
CBAM CLO Management	Series 2021-15A, Class SUB	(5) (7) (12)			1/15/2036	11,267,262	8,969,037	6,376,468
CBAM CLO Management	Series 2017-3A, Class ER	(2) (4) (5) (7) (14)	LIBOR + 711	12.37%	7/17/2034	4,000,000	3,965,446	3,482,020
Cedar Funding CLO Ltd.	Series 2016-6A, Class SUB	(5) (7) (12)			4/20/2034	17,821,729	13,333,306	10,514,803
CIFC Funding Ltd.	Series 2014-2RA, Class B2	(4) (5) (7) (14)	LIBOR + 569	10.96%	4/24/2030	3,500,000	3,437,190	2,944,176
CIFC Funding Ltd.	Series 2013-1A, Class DR	(4) (5) (7) (14)	LIBOR + 665	11.91%	7/16/2030	4,805,000	4,683,281	4,135,087
CIFC Funding Ltd.	Series 2015-4A, Class SUB	(5) (7) (12)			4/20/2034	5,952,500	2,771,578	2,067,829
Cordatus CLO PLC	Series 27A, Class E	(4) (5) (7) (14)	EURIBOR + 835	12.13%	4/15/2035	€2,125,000	2,205,670	2,223,099
Crown Point CLO Ltd.	Series 2021-10A, Class E	(4) (5) (7) (14)	LIBOR + 685	12.10%	7/20/2034	3,000,000	2,922,329	2,708,709
Crown Point CLO Ltd.	Series 2019-8A, Class ER	(4) (5) (7) (14)	LIBOR + 713	12.38%	10/20/2034	3,462,500	3,004,689	3,114,997
Crown Point CLO Ltd.	Series 2020-9A, Class DR	(4) (5) (7) (14)	SOFR + 401	9.31%	7/14/2034	2,000,000	1,833,421	1,840,986
Danby Park CLO Ltd.	Series 2022-1A, Class SUB	(5) (7) (12)			10/21/2035	7,190,750	6,049,264	6,428,364
Danby Park CLO Ltd.	Series 2022-1A, Class M1	(5) (7) (12)			10/21/2035	7,190,750	—	115,951
Danby Park CLO Ltd.	Series 2022-1A, Class M2	(5) (7) (12)			10/21/2035	7,190,750	—	270,415
Davis Park CLO Ltd.	Series 2022-1A, Class E	(4) (5) (7) (14)	SOFR + 695	12.00%	4/20/2035	5,000,000	5,000,000	4,678,755
Craft Ltd.	Series 2023-IA, Class CLN	(4) (5) (7) (14)	SOFR + 1175	16.80%	11/28/2032	2,000,000	2,000,000	2,000,000
Dryden Senior Loan Fund CLO Ltd.	Series 2021-95A, Class SUB	(5) (7) (12)			8/20/2034	4,915,323	3,842,601	2,962,736
Dryden Senior Loan Fund CLO Ltd.	Series 2015-41A, Class ER	(4) (5) (7) (14)	LIBOR + 530	10.56%	4/15/2031	1,265,000	1,257,047	981,691
Dryden Senior Loan Fund CLO Ltd.	Series 2022-106A, Class E	(4) (5) (7) (14)	SOFR + 887	13.43%	10/15/2035	1,333,334	1,291,201	1,336,282
Elevation CLO Ltd.	Series 2021-13A, Class E	(2) (4) (5) (7) (14)	LIBOR + 695	12.21%	7/15/2034	3,000,000	2,948,339	2,504,739
Elmwood CLO 22 Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 765	12.43%	4/17/2036	3,350,000	3,350,000	3,349,400
Empower CLO Ltd.	Series 2022-1A, Class E	(4) (5) (7) (14)	SOFR + 855	13.60%	10/20/2034	1,000,000	952,746	983,561
Empower CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 822	13.29%	4/25/2036	2,470,000	2,451,858	2,460,481
Generate CLO 8 Ltd.	Series 8A, Class ER	(4) (5) (7) (14)	LIBOR + 695	12.20%	10/20/2034	2,820,000	2,616,380	2,630,927
Glenbrook Park Clo DAC	Series 1A, E	(4) (5) (7) (14)	EURIBOR + 758	11.27%	7/21/2036	€2,750,000	2,777,840	2,820,753
Golub Capital Partners CLO Ltd.	Series 2021-53A, Class E	(2) (4) (5) (7) (14)	LIBOR + 670	11.95%	7/20/2034	4,000,000	3,965,662	3,702,536
Golub Capital Partners CLO Ltd.	Series 2023-68A, Class D	(4) (5) (7) (14)	SOFR + 545	10.85%	7/25/2036	6,750,000	6,750,000	6,750,000
Halseypoint CLO Ltd.	Series 2023-7A, Class D	(4) (5) (7) (14)	SOFR + 584	11.10%	7/20/2036	3,100,000	3,069,000	3,069,000
Henley Funding Ltd.	Series 7X, Class E	(4) (5) (7) (14)	EURIBOR + 714	10.40%	4/25/2034	€2,000,000	2,142,140	2,065,197
HPS Loan Management Ltd.	Series 2023-18A, Class D	(4) (5) (7) (14)	SOFR + 575	11.01%	7/20/2036	3,750,000	3,750,000	3,750,000
HPS Private Credit CLO 2023-1	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 675	12.01%	7/15/2035	6,000,000	6,000,000	5,999,754
KKK Financial CLO Ltd.	Series 10, Class ER	(2) (4) (5) (7) (14)	LIBOR + 650	12.05%	9/15/2029	3,000,000	2,969,239	2,842,239
KKK Financial CLO Ltd.	Series 2021-36A, Class SUB	(5) (7) (12)			10/15/2034	8,600,000	6,821,875	6,158,255
KKK Financial CLO Ltd.	Series 2023-46A, Class E	(4) (5) (7) (14)	SOFR + 821	12.86%	4/20/2035	2,100,000	2,070,176	2,080,245
KKR Financial CLO Ltd.	Series 35A, Class E	(4) (5) (7) (14)	LIBOR + 682	12.07%	10/20/2034	1,500,000	1,375,856	1,361,063
KKK Financial CLO Ltd.	Series 2023-52A, Class E	(4) (5) (7) (14)	SOFR + 881	14.09%	7/16/2036	1,000,000	975,000	975,000
Long Point Park CLO Ltd.	Series 2017-1A, Class D2	(4) (5) (7) (14)	LIBOR + 560	10.86%	1/17/2030	3,000,000	3,015,302	2,347,335

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Collateralized Loan Obligations (23.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Madison Park Funding Ltd.	Series 2022-54A, Class E1	(4) (5) (7) (14)	SOFR + 895	14.01%	10/21/2034	750,000	728,635	754,784
Madison Park Funding Ltd.	Series 2023-63A, Class D	(4) (5) (7) (14)	SOFR + 550	10.58%	4/21/2035	3,500,000	3,500,000	3,543,393
Madison Park Funding Ltd.	Series 2023-63A, Class E	(4) (5) (7) (14)	SOFR + 857	13.65%	4/21/2035	6,000,000	5,851,832	5,890,536
Madison Park Funding Ltd.	Series 2018-32A, Class ER	(4) (5) (7) (14)	LIBOR + 620	11.47%	1/22/2031	1,800,000	1,666,655	1,696,567
Madison Park Funding Ltd.	Series 2022-55A, Class E	(4) (5) (7) (14)	SOFR + 817	13.15%	7/18/2035	5,818,182	5,709,276	5,779,002
Madison Park Funding Ltd.	Series 2020-47A, Class E	(4) (5) (7) (14)	LIBOR + 746	12.73%	1/19/2034	700,000	689,969	686,102
Madison Park Funding Ltd.	Series 2015-17A, Class SUB	(5) (7) (12)			7/21/2030	24,315,250	9,207,950	4,902,708
Marble Point CLO XX Ltd.	Series 2021-1A, Class E	(4) (5) (7) (14)	LIBOR + 711	12.38%	4/23/2034	2,500,000	2,478,423	2,273,615
Marble Point CLO XXI Ltd.	Series 2021-3A, Class E	(4) (5) (7) (14)	LIBOR + 720	12.46%	10/17/2034	4,000,000	3,929,842	3,610,456
Marble Point CLO XXV Ltd.	Series 2022-2A, Class E	(4) (5) (7) (14)	SOFR + 878	12.90%	10/20/2034	1,166,667	1,078,161	1,149,063
Midocean Credit, L.P.	Series 2023-12A, Class E	(4) (5) (7) (14)	SOFR + 866	13.72%	4/18/2034	2,130,000	2,026,261	2,124,745
Morgan Stanley Eaton Vance CLO	Series 2022-18A, Class D	(4) (5) (7) (14)	SOFR + 500	10.05%	10/20/2035	4,000,000	3,975,000	4,002,516
Neuberger Berman Holdings LLC	Series 2015-20A, Class ERP	(4) (5) (7) (14)	LIBOR + 650	11.76%	7/15/2034	1,000,000	906,315	888,698
Neuberger Berman Holdings LLC	Series 2022-49A, Class E	(4) (5) (7) (14)	SOFR + 700	12.07%	7/25/2034	480,000	461,438	456,024
OAK Hill Credit Partners	Series 2023-15A, Class E	(4) (5) (7) (14)	SOFR + 800	13.12%	4/20/2035	2,450,000	2,450,000	2,442,912
OCP CLO LTD.	Series 2023-28A, Class D	(4) (5) (7) (14)	SOFR + 535	10.77%	7/16/2036	5,062,500	5,062,500	5,062,500
Octagon Investment Partners 58 Ltd.	Series 2022-1A, Class E	(2) (4) (5) (7) (14)	SOFR + 720	12.19%	7/15/2037	9,500,000	9,500,000	8,496,040
Octagon Investment Partners 40 Ltd.	Series 2019-1A, Class SUB	(5) (7) (12)			1/20/2035	22,500,000	15,439,871	10,395,962
Octagon Investment Partners 44 Ltd.	Series 2019-1A, Class ER	(4) (5) (7) (14)	LIBOR + 675	12.01%	10/15/2034	6,425,000	6,324,082	5,221,649
OFSI Fund Ltd.	Series 2023-12A, Class E	(4) (5) (7) (14)	SOFR + 885	13.80%	1/20/2035	350,000	343,650	346,594
Palmer Square CLO Ltd.	Series 2022-4A, Class E	(4) (5) (7) (14)	SOFR + 858	13.63%	10/20/2035	2,666,667	2,538,572	2,646,771
Palmer Square CLO Ltd.	Series 2023-2A, Class E	(4) (5) (7) (14)	SOFR + 824	13.47%	4/20/2036	2,820,000	2,777,622	2,817,707
Palmer Square European CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	EURIBOR + 759	11.44%	7/15/2036	€1,150,000	1,191,028	1,162,839
Providus CLO DAC	Series 7X, Class E	(2) (4) (5) (7) (14)	EURIBOR + 769	10.87%	7/15/2036	€2,250,000	2,249,920	2,318,250
Regatta VI Funding Ltd.	Series 2016-1A, Class ER2	(4) (5) (7) (14)	LIBOR + 675	12.00%	4/20/2034	2,500,000	2,291,314	2,293,450
Regatta XV Funding Ltd.	Series 2018-4A, Class D	(4) (5) (7) (14)	LIBOR + 650	11.76%	10/25/2031	3,000,000	2,979,340	2,600,703
Regatta XXIII Funding Ltd.	Series 2021-4A, Class E	(4) (5) (7) (14)	LIBOR + 670	11.95%	1/20/2035	5,000,000	4,815,696	4,615,180
Regatta XXV Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 841	13.66%	7/15/2036	4,250,000	4,165,000	4,165,000
RR Ltd.	Series 2021-16A, Class D	(4) (5) (7) (14)	LIBOR + 625	11.51%	7/15/2036	2,825,000	2,566,396	2,578,971
RR Ltd.	Series 2023-26A, Class D	(4) (5) (7) (14)	SOFR + 825	12.98%	4/15/2038	2,750,000	2,728,825	2,750,171
Silver Point CLO, Ltd.	Series 2023-2A, Class E	(4) (5) (7) (14)	SOFR + 899	14.07%	4/20/2035	1,150,000	1,104,545	1,144,329
Sound Point CLO Ltd.	Series 2023-36A, Class D	(4) (5) (7) (14)	SOFR + 570	11.12%	7/26/2036	3,000,000	3,000,000	3,000,000
Sound Point CLO Ltd.	Series 2021-1A, Class D	(4) (5) (7) (14)	LIBOR + 350	8.76%	4/25/2034	3,000,000	2,692,500	2,631,507
Sound Point CLO Ltd.	Series 2019-2A, Class ER	(4) (5) (7) (14)	LIBOR + 647	11.73%	7/15/2034	3,000,000	2,948,785	2,327,928
Sound Point CLO Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (14)	LIBOR + 685	12.11%	4/25/2034	4,000,000	3,931,683	3,292,344
Symphony CLO Ltd.	Series 2023-30A, Class D	(4) (5) (7) (14)	SOFR + 585	10.92%	4/20/2035	4,000,000	4,000,000	4,013,524
Symphony CLO Ltd.	Series 2015-16A, Class ER	(4) (5) (7) (14)	LIBOR + 610	11.36%	10/15/2031	2,000,000	1,993,199	1,527,268
Symphony CLO Ltd.	Series 2021-25A, Class E	(4) (5) (7) (14)	LIBOR + 650	11.77%	4/19/2034	3,458,334	3,067,287	3,062,967

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Collateralized Loan Obligations (23.8% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Symphony CLO Ltd.	Series 2021-26A, Class ER	(4) (5) (7) (14)	LIBOR + 750	12.75%	4/20/2033	3,500,000	3,500,000	3,040,307
Symphony CLO Ltd.	Series 2022-33A, Class E	(4) (5) (7) (14)	SOFR + 710	12.17%	4/24/2035	5,000,000	5,000,000	4,674,620
Tikehau CLO IX DAC	Series 9A, Class E	(4) (5) (7) (14)	EURIBOR + 691	10.27%	4/20/2036	€2,130,000	2,054,031	2,125,582
Trimaran Cavu Ltd.	Series 2021-1A, Class E	(4) (5) (7) (14)	LIBOR + 650	11.77%	4/23/2032	3,000,000	2,928,422	2,704,236
Trinitas CLO Ltd.	Series 2019-10A, Class DR	(4) (5) (7) (14)	SOFR + 360	8.59%	1/15/2035	5,600,000	5,015,010	5,032,681
Trinitas CLO Ltd.	Series 2020-12A, Class D	(4) (5) (7) (14)	LIBOR + 400	9.26%	4/25/2033	3,000,000	2,857,500	2,857,227
Trinitas Euro CLO	Series 4A, Class E	(4) (5) (7) (14)	EURIBOR + 711	10.24%	5/15/2038	€1,400,000	1,394,537	1,463,312
Venture CLO Ltd.	Series 2022-45A, Class E	(4) (5) (7) (14)	SOFR + 770	12.75%	7/20/2035	10,000,000	9,768,850	7,899,610
Voya CLO Ltd.	Series 2013-1A, Class DR	(4) (5) (7) (14)	SOFR + 674	11.73%	10/15/2030	2,000,000	1,953,088	1,387,632
Voya CLO Ltd.	Series 2016-2A, Class DR	(4) (5) (7) (14)	SOFR + 737	12.40%	7/19/2028	2,000,000	1,954,832	1,622,970
Voya CLO Ltd.	Series 2020-3A, Class SUB	(5) (7) (12)			10/20/2031	5,450,000	4,106,031	4,135,721
Voya CLO Ltd.	Series 2021-2A, Class E	(4) (5) (7) (14)	LIBOR + 660	11.85%	10/20/2034	1,000,000	895,108	912,875
Voya CLO Ltd.	Series 6A, Class E	(4) (5) (7) (14)	EURIBOR + 720	10.75%	4/15/2037	€2,500,000	2,515,663	2,589,481
Wellfleet CLO Ltd.	Series 2021-1A, Class E	(4) (5) (7) (14)	LIBOR + 661	11.86%	4/20/2034	5,000,000	4,938,455	4,178,305
Wellfleet CLO Ltd.	Series 2019-1A, Class D	(2) (4) (5) (7) (14)	LIBOR + 690	12.15%	7/20/2032	5,000,000	4,972,539	3,609,190
Wellfleet CLO Ltd.	Series 2021-2A, Class E	(4) (5) (7) (14)	LIBOR + 696	12.22%	7/15/2034	6,875,000	6,753,969	5,496,322
Wind River CLO Ltd.	Series 2021-4A, Class SUB	(5) (7) (12)			1/20/2035	4,814,180	3,712,960	3,090,164
Wind River CLO Ltd.	Series 2019-3A, Class SUB	(5) (7) (12)			4/15/2031	17,900,000	12,351,584	6,563,449
Wind River CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 633	11.40%	4/25/2036	5,500,000	5,446,250	5,476,108
Wind River CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 852	13.59%	4/25/2036	1,150,000	1,104,938	1,144,274
Collateralized Loan Obligations Total (Cost of $489,598,736)							$489,598,736	$437,490,435

Investments—Common Stock (0.6% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	(3) (5) (9) (10)	Banking, Finance, Insurance & Real Estate	5/11/2022	163	$250,000	$286,730
Avenu Holdings, LLC	(5) (9) (10)	Sovereign & Public Finance	9/28/2018	21,551	12,955	68,236
Buckeye Parent, LLC	(5) (9) (10)	Automobiles	12/22/2021	221,234	221,234	16,104
Cobham Ultra 1 CY S.C.A.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	4,907,800	49,078	49,078
Cobham Ultra S.à r.l.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	7,695	9,376	9,822
Cordstrap Holding B.V.	(3) (5) (9) (10)	Transportation	5/12/2022	424,233	440,079	2,328,049
Dwyer Instruments, Inc.	(5) (9) (10)	Capital Equipment	7/21/2021	5,454	54,543	141,493
Internap Corporation	(3) (5) (9) (10)	High Tech Industries	5/8/2020	237,679	297,099	2,377
iQOR US, Inc.	(3) (5) (9) (10)	Business Services	11/27/2020	55,975	713,695	37,335
KRE Hyod Owner, LLC	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	9/22/2021	103,817	103,817	109,008
Nearu Holdings LLC	(5) (9) (10)	Consumer Services	8/4/2022	9,880	988,144	997,734
Primetech Holdco S.a.r.l.	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	7/28/2022	330	1,957,394	2,054,661
PXO Holdings I Corp.	(5) (9) (10)	Chemicals, Plastics & Rubber	3/8/2022	5,232	523,244	514,984

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Common Stock (0.6% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
Sinch AB	(9)	High Tech Industries	3/1/2022	5,304	—	11,975
Tank Holding Corp.	(5) (9) (10)	Capital Equipment	3/26/2019	200,000	—	754,385
Tufin Software North America, Inc.	(5) (9) (10)	Software	8/25/2022	97,087,377	970,874	1,144,950
Wineshipping.com LLC	(5) (9) (10)	Beverage, Food & Tobacco	10/29/2021	702	70,174	77,360
WP Summit Co. Invest, L.P.	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	4/27/2023	151,515	151,515	151,515
Common Stock Total (Cost of $6,813,221)					$6,813,221	$8,755,796

Investments—Corporate Bonds (10.8% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Secured (9.4% of Net Assets)
Air Canada Pass Through Trust	(2) (3) (7)	Aerospace & Defense	9.00%	9.00%	10/1/2025	$846,296	$846,296	$864,280
Artera Services LLC	(2) (3) (7)	Retail	9.03%	9.03%	12/4/2025	1,000,000	1,008,090	877,500
Athena S.p.A	(3) (5) (8)	Entertainment	8.75% PIK	8.75%	4/12/2027	€27,536,865	29,065,536	29,522,393
British Airways Pass Through Trust	(3) (7)	Aerospace & Defense	8.38%	8.38%	11/15/2028	432,758	432,758	437,804
Bubbles Bidco S.p.A.	(4) (5) (8) (14)	Consumer Goods: Non-Durable	EURIBOR + 9.25% PIK	12.56%	10/20/2028	€23,126,937	25,958,880	25,630,871
Cartiere Villa Lagarina S.p.A.	(4) (5) (8) (14)	Containers, Packaging & Glass	EURIBOR + 600, 4.75% PIK	13.77%	12/22/2025	€2,746,668	3,276,611	3,087,080
Cartitalia S.p.A	(4) (5) (8) (14)	Containers, Packaging & Glass	EURIBOR + 600, 4.75% PIK	13.77%	12/22/2025	€2,224,653	2,643,349	2,524,644
Cloud Software Group, Inc.	(7)	Software	9.00%	9.00%	9/30/2029	11,329,000	9,003,089	9,912,875
Cobham Ultra PikCo S.a.r.l.	(3) (4) (5) (8) (14)	Electronic Equipment, Instruments & Components	LIBOR + 9.00% PIK	12.31%	8/4/2031	11,444,617	11,234,669	11,244,336
Cobham Ultra Sunco S.a.r.l.	(3) (4) (5) (14)	Electronic Equipment, Instruments & Components	LIBOR + 725	10.56%	8/4/2030	23,131,000	22,699,777	22,726,208
Constellation Automotive Financing PLC	(3) (7)	Retail	4.88%	4.88%	7/15/2027	£2,490,000	2,593,156	2,421,390
Fideicomiso Fiduoccidente - Acciones TCBuen	(5)	Banking, Finance, Insurance & Real Estate	9.45%	9.45%	12/30/2029	11,000,000	10,902,721	10,862,500
GasLog Ltd.	(2) (3) (5)	Energy: Oil & Gas	7.75%	7.75%	3/21/2029	24,230,769	24,082,903	23,564,423
GoTo Group Inc.	(3) (7)	Retail	5.50%	5.50%	9/1/2027	8,000,000	4,453,287	4,420,000
ION Trading Technologies S.a.r.l.	(2) (3) (7)	High Tech Industries	5.75%	5.75%	5/15/2028	3,000,000	2,452,463	2,581,080
Rackspace Technology Global, Inc.	(2) (3) (7)	High Tech Industries	5.38%	5.38%	12/1/2028	2,000,000	1,719,941	618,687
Team KGK, LLC	(3) (5)	Software	8.25%	8.25%	12/31/2028	9,331,818	9,259,628	9,238,500
Tolentino S.p.A.	(4) (5) (8) (14)	Energy: Oil & Gas	EURIBOR + 600, 4.75% PIK	13.77%	12/22/2025	€1,030,000	1,228,729	1,157,655
Windstream Holdings, Inc.	(2) (3) (7)	Containers, Packaging & Glass	7.75%	7.75%	8/15/2028	7,000,000	6,028,466	5,792,500
Zayo Group Holdings, Inc.	(2) (3) (7)	Telecommunications	4.00%	4.00%	3/1/2027	7,000,000	5,653,721	4,949,930
Secured Total (Cost of $174,544,070)							$174,544,070	$172,434,656

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Corporate Bonds (10.8% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value
Unsecured (1.4% of Net Assets)
Aretec Escrow Issuer, Inc.	(3) (7)	Banking, Finance, Insurance & Real Estate	7.50%	7.50%	4/1/2029	$9,140,000	$9,242,956	$7,943,300
CCO Holdings LLC.	(2) (3) (7)	Telecommunications	4.50%	4.50%	6/1/2033	2,000,000	1,615,793	1,567,500
Covanta Holding Corp.	(3) (7)	Environmental Industries	4.88%	4.88%	12/1/2029	3,000,000	2,611,733	2,583,055
Jaguar Land Rover Automotive PLC	(3) (7)	Automobiles	5.50%	5.50%	7/15/2029	5,000,000	4,694,920	4,278,008
Radiate Holdco, LLC	(2) (3) (7)	Telecommunications	6.50%	6.50%	9/15/2028	1,790,000	1,536,895	1,044,913
Redwood Star Merger Sub, Inc.	(2) (3) (7)	Chemicals, Plastics & Rubber	8.75%	8.75%	4/1/2030	2,500,000	2,392,886	2,260,045
Rocket Software, Inc.	(3) (7)	Software	6.50%	6.50%	2/15/2029	4,500,000	3,842,503	3,791,250
VistaJet Malta Finance Plc	(2) (3) (7)	Passenger Airlines	7.88%	7.88%	5/1/2027	2,500,000	2,479,739	2,243,750
Unsecured Total (Cost of $28,417,425)							$28,417,425	$25,711,821
Corporate Bonds Total (Cost of $202,961,495)							$202,961,495	$198,146,477

Investments—Preferred Stock (7.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	Series A5	(3) (5) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	6,303	$7,284,253	$6,997,850
Apex Group Ltd.	Series A3	(3) (5) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	807	943,328	895,728
Apex Group Ltd.	Series A1	(3) (5) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	1,753	2,049,883	1,941,985
Apex Group Ltd.	Series A1 Liquidation	(3) (5) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	40	12,647	43,809
Apex Group Ltd.	Series A15	(5) (8)	Banking, Finance, Insurance & Real Estate	11.50% PIK	11.50%	4/25/2022	22,873,392	22,373,392	22,301,557
Appriss Health, LLC		(5) (8)	Health Care Providers & Services	11.00% PIK	11.00%	5/6/2021	162	158,121	154,235
Arrowhead GS Holdings, Inc.		(4) (5) (8) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 10.75% PIK	15.75%	10/19/2022	7,608	7,436,722	7,322,483
Blackbird Purchaser, Inc.		(5) (8)	Capital Equipment	12.50% PIK	12.50%	12/14/2021	15,571	15,314,412	14,974,461
Cordstrap Holding B.V.		(3) (4) (5) (8) (14)	Transportation	EURIBOR + 9.61% PIK	13.24%	5/12/2022	2,834,721	2,946,971	3,131,914
Drilling Info Holdings, Inc.		(5) (8)	Energy: Oil & Gas	13.50% PIK	13.50%	2/11/2020	1,753,741	1,745,937	1,718,666
Integrity Marketing Group, LLC		(5) (8)	Banking, Finance, Insurance & Real Estate	10.50% PIK	10.50%	12/21/2021	8,784,536	8,634,536	8,787,997
Nefco Holding Company, LLC		(5) (8)	Construction & Engineering	8.00% PIK	8.00%	8/5/2022	304	304,238	304,238
PCF Holdco, LLC		(4) (5) (6) (8)	Banking, Finance, Insurance & Real Estate	15.00% PIK	15.00%	2/16/2023	6,872	5,745,627	5,642,583
Picard Holdco, Inc.		(4) (5) (8) (13) (14)	High Tech Industries	SOFR + 12.00% PIK	16.99%	9/30/2022	21,106	22,225,212	22,541,800
Propulsion BC Finco S.a.r.l.		(4) (5) (8) (14)	Aerospace & Defense	SOFR + 10.75% PIK	15.97%	9/13/2022	3,259,360,873	31,718,367	32,186,189

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Investments—Preferred Stock (7.1% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
Zippy Shell Incorporated	(5) (8) (10)	Commercial Services & Supplies	8.00% PIK	8.00%	11/2/2020	38,406	990,288	1,778,666
Preferred Stock Total (Cost of $129,883,934)							$129,883,934	$130,724,161

Investments—Warrant (0.3% of Net Assets)	Footnotes	Industry	Acquisition Date	Expiration Date	Units / Shares	Cost	Fair Value
CP Developers S.a.r.l.	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	5/21/2021	5/24/2031	0.095	$2,093,085	$1,588,795
Digital Intelligence Systems, LLC	(5) (9) (10)	Consumer Services	4/2/2021	4/2/2026	145,025	579,130	2,374,902
PCF Holdco, LLC	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	2/16/2023	2/16/2033	386,981	814,339	814,340
PCF Holdco, LLC	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	2/16/2023	2/16/2033	386,981	214,516	214,516
Warrant Total (Cost of $3,701,070)						$3,701,070	$4,992,553

Investments—Short Term Investment (0.0% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Units / Shares	Cost	Fair Value
Morgan Stanley Institutional Liquidity Fund		Money Market Fund	4.72%	4.72%	41,000,000	$41,000,000	$41,000,000
Short Term Investment Total (Cost of $41,000,000)						$41,000,000	$41,000,000

Total Investments, at Fair Value (Cost of $2,520,168,542) (1)					132.7%	$2,520,168,542	$2,435,405,770
Net Other Assets (Liabilities)					(32.7)%		$(600,065,687)
Net Assets					100.0%		$1,835,340,083

Interest Rate Swaps as of June 30, 2023
Counterparty	Hedged Instrument	Footnotes	Fund Receives	Fund Pays	Maturity Date	Notional Amount	Fair Value	Change in Unrealized Gain / (Loss)
Macquarie Bank Limited	Series A MRP Shares	(16)	3.55%	SOFR	3/8/2027	$75,000,000	$(1,598,093)	$(730,895)
Macquarie Bank Limited	Series B MRP Shares	(16)	3.29%	SOFR	3/7/2029	25,000,000	(692,789)	(151,766)
Macquarie Bank Limited	Series C MRP Shares	(16)	2.79%	SOFR	9/1/2027	75,000,000	(3,628,386)	(445,684)
Macquarie Bank Limited	Series C MRP Shares	(16)	4.07%	SOFR	9/1/2027	25,000,000	(12,427)	(291,731)
Total						200,000,000	(5,931,695)	(1,620,076)
Cash Collateral						—	4,807,514	—
Total Interest Rate Swaps						$200,000,000	$(1,124,181)	$(1,620,076)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023

Forward Foreign Currency Contracts as of June 30, 2023
Counterparty	Settlement Date	Notional Amount to be Purchased	Notional Amount to be Sold	Fair Value	Change in Unrealized Appreciation/ (Depreciation)
Macquarie Bank Limited	7/17/2023	$142,325	€133,057	$(2,996)	$(2,996)
Macquarie Bank Limited	7/17/2023	$4,662,594	€4,221,643	51,836	51,836
Macquarie Bank Limited	10/16/2023	$156,697	€145,805	(3,282)	(3,282)
Macquarie Bank Limited	1/17/2024	$159,823	€147,929	(3,304)	(3,304)
Macquarie Bank Limited	4/15/2024	$162,530	€148,619	(2,021)	(2,021)
Macquarie Bank Limited	7/15/2024	$162,224	€149,062	(3,422)	(3,422)
Macquarie Bank Limited	10/15/2024	$160,521	€147,064	(3,386)	(3,386)
Macquarie Bank Limited	1/15/2025	$156,572	€143,105	(3,395)	(3,395)
Macquarie Bank Limited	4/15/2025	$153,386	€139,887	(3,437)	(3,437)
Macquarie Bank Limited	7/15/2025	$156,322	€142,292	(3,625)	(3,625)
Macquarie Bank Limited	10/15/2025	$7,134,150	€6,515,206	(206,872)	(206,872)
Macquarie Bank Limited	7/17/2023	$392,375	£324,330	(19,576)	(19,576)
Macquarie Bank Limited	7/17/2023	$20,583,799	£16,555,112	(443,840)	(443,840)
Macquarie Bank Limited	10/16/2023	$405,937	£334,863	(19,354)	(19,354)
Macquarie Bank Limited	1/17/2024	$407,600	£335,445	(18,012)	(18,012)
Macquarie Bank Limited	4/15/2024	$406,738	£334,213	(16,507)	(16,507)
Macquarie Bank Limited	7/15/2024	$406,975	£334,051	(14,942)	(14,942)
Macquarie Bank Limited	10/15/2024	$402,722	£330,398	(13,097)	(13,097)
Macquarie Bank Limited	1/15/2025	$395,071	£324,054	(11,319)	(11,319)
Macquarie Bank Limited	4/15/2025	$388,355	£318,663	(9,893)	(9,893)
Macquarie Bank Limited	7/15/2025	$395,553	£324,703	(9,002)	(9,002)
Macquarie Bank Limited	10/15/2025	$16,055,481	£13,246,550	(414,103)	(414,103)
Total				$(1,173,549)	$(1,173,549)
Cash Collateral				1,112,414	—
Total Forward Foreign Currency Contracts				$(61,135)	$(1,173,549)
(1) All of the Fund's Senior Loans and Collateralized Loan Obligations, Common Stocks, Corporate Bonds issued as 144A, Private Asset Backed Debt, Real Estate Debt and Warrants, if applicable, which as of June 30, 2023 represented 132.7% of the Fund's net assets or 94.2% of the Fund's total assets. Certain investments are subject to contractual restrictions on sales.
(2) The security position has been segregated as collateral against outstanding borrowings. See Note 7. Borrowings.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023
(3) All or a portion of this security is owned by OCPC Credit Facility SPV LLC (the “SPV”). See Note 1. Organization. As of June 30, 2023, the aggregate fair value of these securities is $1,539,079,460, or 63.2% of the Fund’s Total Investments, at Fair Value.
(4) Represents the interest rate for a variable or increasing rate security, determined as [Reference Rate + Basis-point spread]. Stated interest rate represents the "all-in" rate as of June 30, 2023. Reference Rates are defined as follows:

CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LOC	As defined by respective Letter of Credit Agreement
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
As of June 30, 2023, the reference rates for our variable rate loans were the 30-day LIBOR at 5.22%, the 90-day LIBOR at 5.55%, the 180-day LIBOR at 5.76%, the 30-day SOFR at 5.14%, the 90-day
SOFR at 5.27%, the 180-day SOFR at 5.39%, the 30-day CDOR at 5.40%, the 90-day EURIBOR at 3.58% and the daily SONIA at 4.93%.
(5) The value of this security was determined using significant unobservable inputs. See Note 3. Fair Value Measurement.
(6) The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. See Note 9. Commitments and Contingencies.
(7) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities amount to $496,078,302 or 27.0% of the Fund's net assets at period end.
(8) Interest or dividend is paid-in-kind, when applicable.
(9) Non-income producing security.
(10) Security acquired in transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), and may be deemed to be “restricted securities” under the Securities Act, unless otherwise noted, excluding 144A securities and loans. As of June 30, 2023, the aggregate fair value of these securities is $15,515,040, or 0.8% of the Fund’s net assets.
(11) In addition to the interest earned based on the stated interest rate of this loan, which is the amount reflected in this schedule, the Fund is entitled to receive additional interest as a result of an agreement among lenders. Pursuant to the agreement among lenders in respect of this loan, this investment represents a first lien/last out loan, which has a secondary priority behind the first lien/first out loan with respect to principal, interest and other payments.
(12) Class SUB are equity tranches of CLO issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(13) Securities include a credit spread adjustment that ranges from 0.10% to 0.26%.
(14) Securities include interest rate floor feature, which is generally around 1.00%.
(15) Loan was on non-accrual status as of June 30, 2023.
(16) Interest rate swap contains a variable rate structure. Bears interest at a rate determined by three-month term SOFR.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2023
The industry composition of investments at fair value is shown below as of June 30, 2023, excluding investments in Collateralized Loan Obligations, which are well diversified pools of loans in varying industries and represent 23.8% of net assets.

Industry	Fair Value	% of Net Assets
Banking, Finance, Insurance & Real Estate	$276,935,579	15.1%
Software	207,934,443	11.3%
Business Services	147,092,047	8.0%
Health Care Providers & Services	127,750,897	7.0%
Hotels, Restaurants & Leisure	120,824,599	6.6%
Capital Equipment	113,670,831	6.2%
Consumer Services	110,296,624	6.0%
High Tech Industries	105,370,530	5.8%
Aerospace & Defense	93,478,267	5.1%
Transportation	70,666,653	3.9%
Containers, Packaging & Glass	49,069,547	2.7%
Chemicals, Plastics & Rubber	48,106,911	2.6%
Entertainment	47,055,897	2.6%
Automobiles	46,004,840	2.5%
Distributors	44,666,808	2.4%
Commercial Services & Supplies	42,838,500	2.3%
Money Market Fund	41,000,000	2.2%
Energy: Oil & Gas	39,451,188	2.2%
Electronic Equipment, Instruments & Components	36,948,372	2.0%
Consumer Goods: Non-Durable	33,996,721	1.9%
Telecommunications	31,324,079	1.7%
Beverage, Food & Tobacco	30,961,893	1.7%
Media: Advertising, Printing & Publishing	29,237,262	1.6%
Computers and Electronics Retail	25,828,031	1.4%
Retail	22,555,903	1.2%
Construction & Engineering	19,190,378	1.0%
Environmental Industries	14,160,556	0.8%
Consumer Goods: Durable	6,308,816	0.3%
IT Services	5,016,000	0.3%
Health Care Technology	3,993,960	0.2%
Utilities	3,789,307	0.2%
Passenger Airlines	2,243,750	0.1%
Sovereign & Public Finance	146,146	0.0%
Total	$1,997,915,335	108.9%
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2023

June 30, 2023
ASSETS
Investments, at fair value (cost $2,520,168,542)	$2,435,405,770
Cash and restricted cash	47,311,541
Cash and restricted cash denominated in foreign currencies (cost of $4,131,186)	4,160,265
Receivables and other assets:
Interest and dividends receivable	32,299,250
Subscriptions receivable	49,181,580
Deferred financing costs	2,370,770
Receivable for investments sold (including paydowns)	13,528,837
Prepaid expenses and other assets	1,011,030
Total assets	$2,585,269,043

LIABILITIES
Payables and other liabilities:
Secured borrowings	$328,278,405
Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance costs of $2,516,217)	291,582,594
Forward foreign currency contracts, at fair value (net of cash collateral of $1,112,414)	61,135
Income distribution payable	26,806,204
Payable for incentive fees	7,831,649
Payable for management fees	4,012,834
Interest payable on borrowings	4,361,122
Payable for adviser recoupment (reimbursement)	435,377
Payable for investments purchased	83,968,435
Payable for distribution and shareholder service plan fees	108,336
Payable for trustees' compensation and expenses	23,975
Other accrued expenses and liabilities	2,458,894
Total liabilities	$749,928,960
Net Assets	$1,835,340,083

Commitments and Contingencies (Note 9)

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest	$219,882
Additional paid-in capital	1,932,279,499
Retained earnings (Accumulated deficit)	(97,159,298)
Net Assets	$1,835,340,083

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2023

NET ASSET VALUE PER SHARE	Net Asset Value of Share Class	Shares of Beneficial Interest Outstanding	Net Asset Value per Share
Class A Shares:
Net asset value and redemption price per share	$73,582,533	8,830,350	$8.33
Maximum offering price per share (net asset value plus sales charge of 3.00% of gross purchase price)			$8.59
Class I Shares:
Net asset value and redemption price per share	$481,894,785	57,587,906	$8.37
Class L Shares:
Net asset value and redemption price per share	$1,873,216	225,005	$8.33
Maximum offering price per share (net asset value plus sales charge of 3.50% of gross purchase price)			$8.63
Class M Shares:
Net asset value and redemption price per share	$94,736,544	11,316,556	$8.37
Class N Shares:
Net asset value and redemption price per share	$1,085,294,413	130,351,354	$8.33
Class U Shares:
Net asset value and redemption price per share	$97,612,518	11,655,029	$8.38
Class Y Shares:
Net asset value and redemption price per share	$346,074	41,535	$8.33

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023

For the Six Months Ended June 30, 2023
Investment Income
Interest Income	$112,978,106
Dividend Income	971,306
PIK Dividends	7,912,283
PIK Interest Income	12,173,456
Other Income	1,739,087
Total Investment Income	$135,774,238

Expenses
Management fees	$11,174,644
Incentive fees	15,065,159
Distribution and service plan fees:
Class A	176,165
Class L	5,443
Class M	298,188
Class U	141,688
Class Y	487
Transfer and shareholder servicing agent fees:
Class A	7,883
Class I	58,676
Class L	239
Class M	9,380
Class N	122,610
Class U	4,875
Class Y	51
Shareholder communications:
Class A	4,869
Class I	35,875
Class L	146
Class M	5,789
Class N	75,293
Class U	3,251
Class Y	30
Interest expense and fees on borrowings	19,035,819
Professional fees	2,182,366
Administration and custodian fees	824,801
Trustees' fees and expenses	121,103
Other expenses	390,437
Total expenses	$49,745,267
Recoupment of waivers and reimbursements of expenses	1,111,543
Expenses after recoupment of waivers and reimbursements of expenses	$50,856,810
Net Investment Income	$84,917,428

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	$(7,165,218)
Forward foreign currency contracts	(1,075,890)
Foreign currency transactions	(336,413)
Net realized loss	$(8,577,521)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	$32,889,372
Forward foreign currency contracts	(1,173,549)
Foreign currency on secured borrowings	(9,584,919)
Foreign currency transactions	(73,787)
Net change in unrealized appreciation	$22,057,117
Net Increase in Net Assets Resulting from Operations	$98,397,024
See accompanying Notes to the Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2023 and for the Year Ended December 31, 2022

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Operations
Net investment income	$84,917,428	$104,647,067
Net realized gain (loss)	(8,577,521)	(7,594,741)
Net change in unrealized appreciation (depreciation)	22,057,117	(105,905,181)
Net increase (decrease) in net assets resulting from operations	$98,397,024	$(8,852,855)

Dividends and/or Distributions to Shareholders
Class A	$(3,093,089)	$(3,633,851)
Class I	(24,364,571)	(31,896,138)
Class L	(93,912)	(118,212)
Class M	(3,575,752)	(3,118,038)
Class N	(50,876,828)	(65,562,584)
Class U (1)	(1,872,779)	(105,996)
Class Y	(20,841)	(33,712)
Total Dividends and/or Distributions to Shareholders	$(83,897,772)	$(104,468,531)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest:
Class A	$19,029,047	$24,895,227
Class I	56,497,112	140,288,938
Class L	30,235	1,384,535
Class M	31,238,725	45,865,271
Class N	219,086,137	417,500,145
Class U (1)	85,821,513	11,574,112
Class Y	(100,093)	56,311
Net increase in Beneficial Interest Transactions	$411,602,676	$641,564,539

Net Assets
Total increase	$426,101,928	$528,243,153
Beginning of period	1,409,238,155	880,995,002
End of period	$1,835,340,083	$1,409,238,155
(1) Year Ended December 31, 2022 represents the period from September 1, 2022 (inception of offering) through December 31, 2022.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2023

Six Months Ended June 30, 2023
Cash Flows from Operating Activities
Net increase in net assets from operations	$98,397,024
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities, net of change in payable for investments purchased	(393,032,906)
PIK interest and dividend	(18,547,721)
Proceeds from disposition of investment securities (including paydowns), net of change in receivable for investments sold	136,167,615
Proceeds from (Payments on) forward foreign currency contracts	(1,075,890)
Cash collateral posted for forward foreign currency contracts	(1,112,414)
Premium amortization	1,067,663
Discount accretion	(5,654,037)
Amortization of deferred financing and issuance costs	939,936
Net realized loss	8,577,521
Net change in unrealized appreciation	(22,057,117)
Change in hedge basis adjustment for mandatory redeemable preferred shares	(1,663,477)
Change in assets:
Increase in other assets	(323,861)
Increase in interest and dividends receivable	(6,297,991)
Change in liabilities:
Increase in adviser recoupment (reimbursement)	1,538,709
Increase in other liabilities	1,897,154
Net cash used in in operating activities	$(201,179,792)

Cash Flows from Financing Activities
Proceeds from borrowings	$230,347,094
Payments on borrowings	(226,997,982)
Proceeds from shares sold, net of subscriptions receivable	420,637,916
Payments on shares redeemed, net of redemptions payable	(151,963,722)
Cash distributions paid	(49,842,536)
Net cash provided by financing activities	$222,180,770
Effect of exchange rate changes on cash	(410,200)
Net increase in cash and restricted cash	$20,590,778
Cash, restricted cash and foreign currency, beginning balance	30,881,028
Cash, restricted cash and foreign currency, ending balance	$51,471,806

Supplemental information:
Reinvestment of dividends and distributions	$30,772,340
Cash paid for interest on borrowings	18,670,840

Reconciliation of cash, restricted cash and foreign currency, ending balance:
Cash and restricted cash	$47,311,541
Cash and restricted cash denominated in foreign currencies	4,160,265
Total cash, restricted cash and foreign currency, ending balance	$51,471,806

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023	Year Ended December 31,				Period Ended December 31, 2018 (1)
CLASS A		2022	2021	2020	2019
Per Share Operating Data
Net asset value, beginning of period	$8.24	$9.02	$8.71	$9.29	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (2)	0.43	0.67	0.55	0.68	0.73	0.20
Net realized and unrealized gain (loss)	0.08	(0.78)	0.36	(0.62)	(0.31)	(0.37)
Total from investment operations	0.51	(0.11)	0.91	0.06	0.42	(0.17)
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.42)	(0.67)	(0.60)	(0.64)	(0.72)	(0.24)
Total Dividends and/or distributions to shareholders:	(0.42)	(0.67)	(0.60)	(0.64)	(0.72)	(0.24)
Net asset value, end of period	$8.33	$8.24	$9.02	$8.71	$9.29	$9.59
Total Return, at Net Asset Value (3)	6.28%	(1.42)%	10.77%	1.22%	4.48%	(1.69)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,583	$53,960	$33,224	$4,987	$781	$10
Average net assets (in thousands)	$61,073	$46,369	$19,818	$962	$429	$22,478
Ratios to average net assets (4):
Net investment income	10.36%	7.84%	6.13%	8.14%	7.69%	3.60%
Total expenses	6.86%	5.63%	4.82%	6.92%	12.40%	6.94%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	7.00%	5.68%	4.68%	5.76%	6.84%	3.50%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.90%	1.87%	2.14%	3.16%	7.56%	5.69%
Interest expense and fees from borrowings	2.43%	1.55%	0.69%	1.15%	1.79%	0.41%
Distribution and shareholder service fees	0.58%	0.57%	0.50%	0.69%	0.83%	0.84%
Deal expenses and incentive fees (6)	1.95%	1.64%	1.48%	1.92%	2.22%	0.00%
Portfolio turnover rate	6%	21%	31%	37%	18%	6%
(1) For the period from June 4, 2018 (commencement of operations) through December 31, 2018.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2023, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 2.04% of net assets on an annualized basis.
(6)     Ratio is less than 0.005% for the period ended December 31, 2018.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023	Year Ended December 31,				Period Ended December 31, 2018 (1)
CLASS I		2022	2021	2020	2019
Per Share Operating Data
Net asset value, beginning of period	$8.28	$9.06	$8.74	$9.31	$9.58	$10.00
Income (loss) from investment operations:
Net investment income (2)	0.46	0.71	0.59	0.73	0.80	0.22
Net realized and unrealized gain (loss)	0.08	(0.78)	0.38	(0.60)	(0.28)	(0.36)
Total from investment operations	0.54	(0.07)	0.97	0.13	0.52	(0.14)
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.45)	(0.71)	(0.65)	(0.70)	(0.79)	(0.28)
Total Dividends and/or distributions to shareholders:	(0.45)	(0.71)	(0.65)	(0.70)	(0.79)	(0.28)
Net asset value, end of period	$8.37	$8.28	$9.06	$8.74	$9.31	$9.58
Total Return, at Net Asset Value (3)	6.59%	(0.79)%	11.28%	2.13%	5.48%	(1.54)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$481,895	$421,046	$315,036	$155,533	$108,714	$85,825
Average net assets (in thousands)	$454,454	$384,464	$226,255	$115,133	$110,187	$84,627
Ratios to average net assets (4):
Net investment income	10.94%	8.31%	6.60%	8.67%	8.31%	6.76%
Total expenses	6.28%	5.02%	4.32%	6.06%	7.33%	6.92%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	6.40%	5.15%	4.14%	5.10%	5.84%	3.83%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.89%	1.87%	2.18%	2.96%	3.49%	5.16%
Interest expense and fees from borrowings	2.44%	1.53%	0.67%	1.19%	1.63%	0.51%
Deal expense and incentive fees	1.95%	1.63%	1.47%	1.91%	2.21%	1.25%
Portfolio turnover rate	6%	21%	31%	37%	18%	6%
(1) For the period from September 4, 2018 (inception of offering) through December 31, 2018.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2023, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 2.02% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023	Year Ended December 31,				Period Ended December 31, 2018 (1)
CLASS L		2022	2021	2020	2019
Per Share Operating Data
Net asset value, beginning of period	$8.24	$9.02	$8.70	$9.29	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (2)	0.43	0.67	0.54	0.69	0.76	0.21
Net realized and unrealized gain (loss)	0.08	(0.78)	0.38	(0.62)	(0.31)	(0.37)
Total from investment operations	0.51	(0.11)	0.92	0.07	0.45	(0.16)
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.42)	(0.67)	(0.60)	(0.66)	(0.75)	(0.25)
Total Dividends and/or distributions to shareholders:	(0.42)	(0.67)	(0.60)	(0.66)	(0.75)	(0.25)
Net asset value, end of period	$8.33	$8.24	$9.02	$8.70	$9.29	$9.59
Total Return, at Net Asset Value (3)	6.30%	(1.49)%	10.62%	1.42%	4.79%	(1.67)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,873	$1,823	$569	$2,779	$1,421	$10
Average net assets (in thousands)	$1,851	$1,489	$735	$2,438	$721	$10
Ratios to average net assets (4):
Net investment income	10.36%	7.96%	6.02%	8.21%	8.00%	6.41%
Total expenses	6.87%	5.78%	4.98%	6.57%	9.12%	122.15%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	6.99%	5.88%	4.52%	5.63%	6.53%	4.20%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.89%	1.89%	2.46%	2.94%	4.59%	119.98%
Interest expense and fees from borrowings	2.44%	1.65%	0.61%	1.21%	1.81%	0.51%
Distribution and shareholder service fees	0.59%	0.58%	0.48%	0.50%	0.48%	0.48%
Deal expense and incentive fees	1.95%	1.66%	1.43%	1.92%	2.24%	1.18%
Portfolio turnover rate	6%	21%	31%	37%	18%	6%
(1) For the period from September 4, 2018 (commencement of operations) through December 31, 2018.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2023, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 2.01% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023	Year Ended December 31,		Period Ended December 31, 2020 (1)
CLASS M		2022	2021
Per Share Operating Data
Net asset value, beginning of period	$8.28	$9.07	$8.74	$7.74
Income (loss) from investment operations:
Net investment income (2)	0.42	0.67	0.53	0.38
Net realized and unrealized gain	0.08	(0.79)	0.38	1.12
Total from investment operations	0.50	(0.12)	0.91	1.50
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.41)	(0.67)	(0.58)	(0.50)
Total Dividends and/or distributions to shareholders:	(0.41)	(0.67)	(0.58)	(0.50)
Net asset value, end of period	$8.37	$8.28	$9.07	$8.74
Total Return, at Net Asset Value (3)	6.14%	(1.66)%	10.47%	19.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$94,737	$62,816	$19,906	$4,704
Average net assets (in thousands)	$72,637	$39,537	$11,904	$2,053
Ratios to average net assets (4):
Net investment income	10.09%	7.94%	5.89%	7.10%
Total expenses	7.11%	6.21%	5.18%	6.62%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	7.25%	6.21%	4.93%	5.27%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.90%	1.97%	2.24%	3.35%
Interest expense and fees from borrowings	2.43%	1.73%	0.70%	0.84%
Distribution and shareholder service fees	0.83%	0.83%	0.75%	0.76%
Deal expense and incentive fees	1.95%	1.68%	1.48%	1.67%
Portfolio turnover rate	6%	21%	31%	37%
(1) For the period from May 15, 2020 (inception of offering) through December 31, 2020.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2023, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 2.04% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023	Year Ended December 31,			Period Ended December 31, 2019 (1)
CLASS N		2022	2021	2020
Per Share Operating Data
Net asset value, beginning of period	$8.24	$9.02	$8.70	$9.29	$9.72
Income (loss) from investment operations:
Net investment income (2)	0.46	0.72	0.59	0.71	0.58
Net realized and unrealized gain (loss)	0.08	(0.78)	0.37	(0.60)	(0.40)
Total from investment operations	0.54	(0.06)	0.96	0.11	0.18
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.45)	(0.72)	(0.64)	(0.70)	(0.61)
Total Dividends and/or distributions to shareholders:	(0.45)	(0.72)	(0.64)	(0.70)	(0.61)
Net asset value, end of period	$8.33	$8.24	$9.02	$8.70	$9.29
Total Return, at Net Asset Value (3)	6.59%	(0.80)%	11.32%	1.88%	1.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,085,294	$857,548	$511,836	$52,879	$1,165
Average net assets (in thousands)	$950,528	$774,235	$248,911	$16,166	$295
Ratios to average net assets (4):
Net investment income	10.92%	8.48%	6.65%	8.43%	8.41%
Total expenses	6.27%	5.05%	4.34%	5.68%	12.44%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	6.43%	5.02%	4.19%	4.79%	5.95%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.89%	1.87%	2.15%	2.89%	8.49%
Interest expense and fees from borrowings	2.43%	1.54%	0.71%	0.98%	1.72%
Deal expense and incentive fees	1.95%	1.64%	1.49%	1.81%	2.23%
Portfolio turnover rate	6%	21%	31%	37%	18%
(1) For the period from April 18, 2019 (inception of offering) through December 31, 2019.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2023, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 2.04% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023	Period Ended December 31, 2022 (1)
CLASS U
Per Share Operating Data
Net asset value, beginning of period	$8.29	$8.53
Income (loss) from investment operations:
Net investment income (2)	0.43	0.25
Net realized and unrealized gain (loss)	0.08	(0.24)
Total from investment operations	0.51	0.01
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.42)	(0.25)
Total Dividends and/or distributions to shareholders:	(0.42)	(0.25)
Net asset value, end of period	$8.38	$8.29
Total Return, at Net Asset Value (3)	6.09%	0.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,613	$11,604
Average net assets (in thousands)	$37,700	$3,552
Ratios to average net assets (4):
Net investment income	10.24%	8.82%
Total expenses	7.07%	7.54%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	7.08%	7.42%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.97%	2.56%
Interest expense and fees from borrowings	2.39%	2.36%
Distribution and shareholder service fees	0.76%	0.74%
Deal expense and incentive fees	1.95%	1.88%
Portfolio turnover rate	6%	21%
(1) For the period from September 1, 2022 (inception of offering) through December 31, 2022.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2023, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.98% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023	Year Ended December 31,				Period Ended December 31, 2018 (1)
CLASS Y		2022	2021	2020	2019
Per Share Operating Data
Net asset value, beginning of period	$8.24	$9.02	$8.69	$9.27	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (2)	0.45	0.68	0.56	0.71	0.78	0.22
Net realized and unrealized gain (loss)	0.08	(0.78)	0.39	(0.61)	(0.31)	(0.37)
Total from investment operations	0.53	(0.10)	0.95	0.10	0.47	(0.15)
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.44)	(0.68)	(0.62)	(0.68)	(0.77)	(0.28)
Total Dividends and/or distributions to shareholders:	(0.44)	(0.68)	(0.62)	(0.68)	(0.77)	(0.28)
Net asset value, end of period	$8.33	$8.24	$9.02	$8.69	$9.27	$9.57
Total Return, at Net Asset Value (3)	6.53%	(1.03)%	11.02%	1.65%	5.08%	(1.58)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$346	$442	$423	$9,344	$7,976	$104
Average net assets (in thousands)	$395	$422	$1,585	$8,317	$4,852	$59
Ratios to average net assets (4):
Net investment income	10.78%	7.98%	6.20%	8.49%	8.17%	6.42%
Total expenses	6.52%	5.19%	4.87%	6.36%	7.95%	28.51%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	6.54%	5.30%	4.22%	5.40%	6.25%	5.17%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.88%	1.85%	2.65%	2.96%	3.70%	25.35%
Interest expense and fees from borrowings	2.44%	1.48%	0.59%	1.22%	1.79%	0.68%
Distribution and shareholder service fees	0.25%	0.25%	0.23%	0.25%	0.24%	0.23%
Deal expense and incentive fees	1.95%	1.62%	1.40%	1.93%	2.22%	2.25%
Portfolio turnover rate	6%	21%	31%	37%	18%	6%
(1) For the period from September 4, 2018 (inception of offering) through December 31, 2018.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2023, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.91% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
As of June 30, 2023

1. ORGANIZATION
Carlyle Tactical Private Credit Fund (together with its consolidated subsidiary, the “Fund”) is a Delaware statutory trust formed on December 13, 2017, and structured as an externally managed, diversified, closed-end investment company. The Fund is managed by its Adviser, Carlyle Global Credit Investment Management L.L.C. (“CGCIM” or the “Adviser”), a wholly owned subsidiary of Carlyle Investment Management L.L.C. The Fund is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”) and operates as an interval fund. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value.
On June 4, 2018 (Commencement of Operations), the Fund completed its initial offering of shares of beneficial interest and subsequently commenced substantial investment operations. Effective November 4, 2019, the Fund changed its name from “OFI Carlyle Private Credit Fund” to “Carlyle Tactical Private Credit Fund”. Prior to October 24, 2019, the Fund’s Adviser was OC Private Capital, LLC, a joint venture between an affiliate of Invesco Ltd. and Carlyle Investment Management L.L.C., the parent company of CGCIM.
OCPC Credit Facility SPV LLC (the “SPV”) is a Delaware limited liability company that was formed on March 11, 2018. The SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation, March 11, 2018. As of June 30, 2023, the Fund’s net assets were $1,835,340,083, of which, $1,261,473,995 or 69%, are represented by the SPV’s net assets.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans and mezzanine debt); (c) opportunistic credit; (d) structured credit (including collateralized loan obligations, or “CLOs”); and (e) real assets credit (including infrastructure, aviation and real estate). To a lesser extent, the Fund also may invest in special situations, including stressed and non-control distressed credit and opportunities arising due to market dislocation. The Fund may invest in additional strategies in the future. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.
The Fund may invest a substantial portion of its assets in loans to companies whose debt, if rated, is rated below investment grade, and, if not rated, would likely be rated below investment grade if it were rated (that is, below BBB- or Baa3, which is often referred to as “high yield” or “junk”). Exposure to below investment grade instruments involves certain risks, including speculation with respect to the borrower’s capacity to pay interest and repay principal.
To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders generally at least 90% of its investment company taxable income, as defined by the Code, for each year. Pursuant to this election, the Fund generally does not have to pay corporate level taxes on any income that it distributes to shareholders, provided that the Fund satisfies those requirements.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and the distributor of the Fund’s shares. The Fund offers Class A, Class I, Class L, Class M, Class N, Class U, and Class Y shares. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, M, U and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC 946”). The consolidated financial statements include the accounts of the Fund and its wholly owned subsidiary, the SPV. All significant intercompany balances and transactions have been eliminated. U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.
The unaudited interim financial statements have been prepared in accordance with U.S. GAAP for interim financial information and pursuant to the requirements for reporting on Form N-CSR under Rule 30e-1 under the Investment Company Act (17 CFR 270 30e-1) and Article 6 of Regulation S-X. In the opinion of management, all adjustments considered necessary for the fair presentation of consolidated financial statements for the interim periods presented have been included. These adjustments are of a normal, recurring nature. This semi-annual report should be read in conjunction with the Fund's annual report on Form N-CSR for the year ended December 31, 2022. The results of operations of the six month period ended June 30, 2023 are not necessarily indicative of the operating results to be expected for the full year.
Allocation of Income, Expenses, Gains and Losses
Income, expenses (other than those attributable to a specific class), gains and losses are allocated to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Class-specific expenses such as distribution and service plan fees, transfer and shareholder servicing fees, and shareholder communications expenses are broken out by class in the Consolidated Statement of Operations.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management’s estimates are based on historical experiences and other factors, including expectations of future events that management believes to be reasonable under the circumstances. It also requires management to exercise judgment in the process of applying the Fund’s accounting policies. Assumptions and estimates regarding the valuation of investments and their resulting impact on base management and incentive fees involve a higher degree of judgment and complexity and these assumptions and estimates may be significant to the consolidated financial statements. Actual results could differ from these estimates and such differences could be material.
Investments
Investment transactions are recorded as of the applicable trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation previously recognized, and includes investments charged off during the period, net of recoveries. Net change in unrealized appreciation or depreciation on investments as presented in the accompanying Consolidated Statement of Operations reflects the net change in the fair value of investments, including the reversal of previously recorded unrealized appreciation or depreciation when gains or losses are realized. See Note 3 for further information about fair value measurements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Derivative Instruments
ASC Topic 815, Derivatives and Hedging, establishes accounting and reporting standards for derivative instruments and hedging activities. From time to time, the Fund may directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund recognizes all derivative instruments as assets or liabilities at fair value in its consolidated financial statements. For derivative instruments designated in a hedge accounting relationship, the entire change in the fair value of the hedging instrument will be recorded in the same line item of the Consolidated Statements of Operations as the hedged item. See Note 4 for further information about the Fund’s use and designation of derivative instruments.
Offsetting of assets and liabilities
The Fund presents over-the-counter (“OTC”) derivatives that are executed with the same counterparty under the same master netting agreement on a net basis when the criteria for the right of offset are met. The Fund has elected to offset fair value amounts recognized for cash collateral receivables and/or payables and fair value amounts recognized for derivative positions executed with the same counterparty under the same master netting arrangement. See Note 4 for amounts recognized for cash collateral receivables and/or payables that have been offset against net derivative positions and amounts under master netting arrangements that have not been offset against net derivative positions, if applicable.
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash consist of demand deposits and highly liquid investments (e.g., money market funds, U.S. treasury notes) with original maturities of three months or less. Cash equivalents are carried at amortized cost, which approximates fair value. Restricted cash includes cash held on deposit in cash collateral accounts that serve as collateral for the borrowings under the credit facility and would be applied to the amounts owed under the credit facility in an event of default (See Note 7). As of June 30, 2023, the Fund had a restricted cash balance of $37,535,630 which represents amounts that are collected by trustees who have been appointed as custodians of the assets securing certain of the Fund's financing transactions, and held for payment of interest expense and principal on the outstanding borrowings, or reinvestment into new assets. The Fund’s cash, cash equivalents and restricted cash are held at one or more large financial institutions and cash held in such financial institutions may, at times, exceed the Federal Deposit Insurance Corporation insured limit.
Revenue Recognition
Interest from Investments
Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums. Discounts from and premiums to par value on debt investments purchased are accreted/amortized into interest income over the life of the respective security using the effective interest method. The amortized cost of debt investments represents the original cost, including origination fees and upfront fees received that are deemed to be an adjustment to yield, adjusted for the accretion of discounts and amortization of premiums, if any.
The Fund has loans in its portfolio that contain payment-in-kind (“PIK”) provisions. PIK represents interest that is accrued and recorded as interest income at the contractual rates, increases the loan principal on the respective capitalization dates, and is generally due at maturity. As of June 30, 2023, the fair value of the fixed income debt securities in the portfolio with PIK provisions was $329,146,033, which represents approximately 13.5% of the total investments at fair value. For the six month period ended June 30, 2023, the Fund earned $12,173,456 in PIK interest income, which is included in PIK interest income in the Consolidated Statement of Operations.
The Fund has loans in its portfolio that are first lien/last out loans. The Fund may receive additional interest and/or discount from an agreement with other lenders on such positions and includes such income, calculated in accordance with the effective interest rate method, as interest income in the Consolidated Statement of Operations.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

CLO equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.
Dividend Income
Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are expected to be collected. Dividend income on common equity securities, if any, is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly-traded companies. As of June 30, 2023, the fair value of the preferred stock securities in the portfolio with PIK provisions was $130,724,161, which represents approximately 5.4% of the total investments at fair value. For the six month period ended June 30, 2023, the Fund earned $7,912,283 in PIK dividends, which is included in PIK dividends in the Consolidated Statement of Operations.
Other Income
Other income may include income such as consent, waiver, amendment, unused, syndication, arranger and prepayment fees associated with the Fund’s investment activities. Such fees are recognized as income when earned or the services are rendered. The Fund may receive fees for guaranteeing the outstanding debt of a portfolio company. Such fees are amortized into other income over the life of the guarantee. The unamortized amount, if any, is included in other assets in the accompanying Consolidated Statement of Assets and Liabilities.
Non-Accrual Income
Loans are generally placed on non-accrual status when principal or interest payments are past due or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon management’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are current or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in management’s judgment, are likely to remain current. Management may determine not to place a loan on non-accrual status if the loan has sufficient collateral value and is in the process of collection. As of June 30, 2023, the fair value of the loans in the portfolio on non-accrual status was $537,035.
Credit Facility Related Costs, Expenses and Deferred Financing Costs (See Note 7, Borrowings)
On May 5, 2021, the SPV closed on a loan and security agreement with JPMorgan Chase Bank (the “JPM Credit Facility”), which was subsequently amended to increase the commitment. The agreement provides the SPV with an asset-backed credit facility.
Interest expense, unused commitment fees, and administration fees on the credit facilities are recorded on an accrual basis. Unused commitment fees and administration fees are included in interest expense and fees on borrowings in the accompanying Consolidated Statement of Operations.
The JPM Credit Facility is recorded at carrying value, which approximates fair value.
Mandatory Redeemable Preferred Shares (See Note 8, Mandatory Redeemable Preferred Shares)
The Fund authorized and issued three series of Mandatory Redeemable Preferred Shares (“MRP Shares”) on various dates in 2022. On June 14, 2023, the Fund executed a Securities Purchase Agreement authorizing the issuance

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

and sale of two new series of MRP Shares. The Fund carries its MRP Shares at amortized cost, including hedge basis adjustments, and such shares are included as a liability in the Consolidated Statement of Assets and Liabilities.
Dividends to holders of MRP Shares are accrued daily. Issuance costs on the MRP Shares are amortized over the life of the MRP Shares. See Note 8 for more details.
Distribution and Shareholder Service Plan Fees
Distribution and Shareholders Service Plan Fees consist primarily of fees and expenses incurred in connection with the offering of shares, including legal, underwriting, printing and other costs, as well as costs associated with the preparation and filing of applicable registration statements. Distribution and Shareholder Service Plan Fees are charged against equity when incurred. The Fund offers its shares on a continual basis through the Distributor. Fees can be up to 0.75% of a class’s average monthly net assets. The fees are included in the distribution and service plan fees in the Consolidated Statement of Operations.
Transfer Agent Fees
Transfer Agent Fees consist primarily of fees and expenses incurred in connection with electronic processing of client orders, fund transfers between clients and the Fund, client maintenance and documentation. The Fund pays the Transfer Agent a fee based on various factors, including number of accounts and filings. SS&C GIDS, Inc. (the “Transfer Agent”), formerly known as DST Systems, Inc., serves as the transfer agent for the Fund. The Fund has entered into arrangements with one or more financial intermediaries to provide sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts. In return for these services, the Fund pays sub-transfer agency fees to such financial intermediaries. Fees incurred with respect to these services are included in transfer and shareholder servicing agent fees in the Consolidated Statement of Operations.
Income Taxes
For federal income tax purposes, the Fund has elected to be treated as a RIC under the Code, and intends to make the required distributions to its shareholders as specified therein. In order to qualify as a RIC, the Fund must meet certain minimum distribution, source-of-income and asset diversification requirements. If such requirements are met, then the Fund is generally required to pay income taxes only on the portion of its taxable income and gains it does not distribute.
The minimum distribution requirements applicable to RICs require the Fund to distribute to its shareholders at least 90% of its investment company taxable income (“ICTI”), as defined by the Code, each year (the “Annual Distribution Requirement”). ICTI includes non-cash income such as PIK income. Depending on the level of ICTI earned in a tax year, the Fund may choose to carry forward ICTI in excess of current year distributions into the next tax year. Any such carryover ICTI must be distributed before the end of that next tax year through a dividend declared prior to filing the final tax return related to the year which generated such ICTI.
In addition, based on the excise distribution requirements, the Fund is subject to a 4% nondeductible federal excise tax on undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of capital gain net income (both long-term and short-term) for the one-year period ending October 31 in that calendar year and (3) any income realized, but not distributed, in the preceding year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax is considered to have been distributed. The Fund intends to make sufficient distributions each taxable year to satisfy the excise distribution requirements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing its consolidated financial statements to determine whether the tax positions are “more-likely than not” to be sustained by the applicable tax authority. The SPV is a disregarded entity for tax purposes and is consolidated with the tax return of the Fund. All penalties and interest associated with income taxes, if any, are included in income tax expense.
Due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

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Dividends and Distributions to Shareholders of Beneficial Interest
To the extent that the Fund has taxable income available, the Fund intends to make quarterly distributions to its common shareholders. Estimated dividends and distributions to shareholders of beneficial interest will accrue daily based on the day’s income and expense activity. Dividends and distributions to shareholders of beneficial interest are recorded on the record date executed at the pre-dividend reinvestment program NAV per share. The amount to be distributed is determined by the Board of Trustees each quarter and is generally based upon the taxable earnings estimated by management and available cash. Net realized capital gains, if any, are generally distributed at least annually, although the Fund may decide to retain such capital gains for investment.
The Fund has an “opt out” dividend reinvestment plan that provides for reinvestment of dividends and other distributions on behalf of the shareholder, other than those shareholders who have “opted out” of the plan. As a result of adopting the plan, if the Board of Trustees authorizes, and the Fund declares, a cash dividend or distribution, the shareholders who have not elected to “opt out” of the dividend reinvestment plan will have their cash dividends or distributions automatically reinvested in additional shares of the Fund’s shares of beneficial interest, rather than receiving cash. Each registered shareholder may elect to have such shareholder’s dividends and distributions distributed in cash rather than participate in the plan. For any registered shareholder that does not so elect, distributions on such shareholder’s shares will be reinvested by the Transfer Agent, the Fund’s plan administrator, in additional shares. The number of shares to be issued to the shareholder will be determined based on the total dollar amount of the cash distribution payable, net of applicable withholding taxes.
Functional Currency
The functional currency of the Fund is the U.S. Dollar. Investments are generally made in the local currency of the country in which the investments are domiciled and are translated into U.S. Dollars with foreign currency translation gains or losses recorded within net change in unrealized appreciation (depreciation) on investments in the accompanying Consolidated Statement of Operations. Foreign currency translation gains and losses on non-investment assets and liabilities are separately reflected in the accompanying Consolidated Statement of Operations.
Recent Accounting Standards Updates
In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848), which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The Fund does not expect this guidance to impact its consolidated financial statements.
3. FAIR VALUE MEASUREMENTS
The Fund applies fair value accounting in accordance with the terms of FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the amount that would be exchanged to sell an asset or transfer a liability in an orderly transfer between market participants at the measurement date. The Fund values securities/instruments traded in active markets on the measurement date by multiplying the bid price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Fund may also obtain quotes with respect to certain of its investments, such as its securities/instruments traded in active markets and its liquid securities/instruments that are not traded in active markets, from pricing services, brokers, or counterparties (i.e., “consensus pricing”). When doing so, the Adviser determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. The Fund may use the quote obtained or alternative pricing sources may be utilized including valuation techniques typically utilized for illiquid securities/instruments.
The Board of Trustees has designated the Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act to perform the fair value determination of all of the Fund’s assets in accordance with the terms of ASC 820. Securities/instruments that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Adviser, does not represent fair value shall each be valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment and

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include comparable public market valuations, comparable precedent transaction valuations and/or discounted cash flow analyses. The Adviser engages third-party valuation firms to provide independent prices on securities/instruments that are illiquid or for which the pricing source does not provide a valuation. The Adviser’s Valuation Committee (the “Valuation Committee”) reviews the assessments of the third-party valuation firms and provides any recommendations with respect to changes to the fair value of each investment in the portfolio and approves the fair value of each investment in the portfolio in good faith based on the input of the third-party valuation firms. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Valuation Committee will consider an “override” of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination.
All factors that might materially impact the value of an investment are considered, including, but not limited to the assessment of the following factors, as relevant:
•the nature and realizable value of any collateral;
•call features, put features and other relevant terms of debt;
•the portfolio company’s leverage and ability to make payments;
•the portfolio company’s public or private credit rating;
•the portfolio company’s actual and expected earnings and discounted cash flow;
•prevailing interest rates and spreads for similar securities and expected volatility in future interest rates;
•the markets in which the portfolio company does business and recent economic and/or market events; and
•comparisons to comparable transactions and publicly traded securities.
Investment performance data utilized are the most recently available financial statements and compliance certificate received from the portfolio companies as of the measurement date which in many cases may reflect a lag in information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Because of the inherent uncertainty of valuation, these estimated values may differ significantly from the values that would have been reported had a ready market for the investments existed, and it is reasonably possible that the difference could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the realized gains or losses on investments to be different from the net change in unrealized appreciation or depreciation currently reflected in the consolidated financial statements as of June 30, 2023.
U.S. GAAP establishes a hierarchical disclosure framework which ranks the level of observability of market price inputs used in measuring investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
Investments measured and reported at fair value are classified and disclosed based on the observability of inputs used in determination of fair values, as follows:
•Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. Financial instruments in this category generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.
•Level 2—inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. Financial instruments in this category generally include less liquid and restricted securities listed in active markets, securities traded in other than active

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markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.
•Level 3—inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category generally include investments in privately-held entities, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur. During the six month period ended June 30, 2023, there were transfers of $11,738,124 into Level 3 and transfers of $11,446,235 out of Level 3. Transfers into and out of Level 3 were primarily due to decreased or increased price transparency, respectively, and are based on the Fund’s policy to determine the fair value hierarchy utilizing available quoted prices in active markets, the bid-ask spread and the liquidity of the investment.
The following table summarizes the Fund’s investments measured at fair value on a recurring basis by the above fair value hierarchy levels as of June 30, 2023:

	As of June 30, 2023
	Level 1	Level 2	Level 3	Total
Assets
Corporate Loans
First Lien Debt	$—	$355,660,449	$1,039,331,378	$1,394,991,827
Second Lien Debt	—	5,736,439	213,568,082	219,304,521
Collateralized Loan Obligations	—	—	437,490,435	437,490,435
Common Stock	11,975	—	8,743,821	8,755,796
Corporate Bonds
Secured	—	32,876,046	139,558,610	172,434,656
Unsecured	—	25,711,821	—	25,711,821
Preferred Stock	—	—	130,724,161	130,724,161
Warrants	—	—	4,992,553	4,992,553
Money Market Funds	41,000,000	—	—	41,000,000
Total Investments, at Fair Value	$41,011,975	$419,984,755	$1,974,409,040	$2,435,405,770
Interest Rate Swaps	$—	$(5,931,695)	$—	$(5,931,695)
Forward Foreign Currency Contracts	—	(1,173,549)	—	(1,173,549)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The changes in the Fund’s investments at fair value for which the Fund has used Level 3 inputs to determine fair value and net change in unrealized appreciation (depreciation) included in earnings for Level 3 investments still held are as follows:

	For the six month period ended June 30, 2023
	Corporate Loans		Collateralized Loan Obligations	Common Stock	Secured Corporate Bonds	Preferred Stock	Warrants	Total
	First Lien Debt	Second Lien Debt
Balance, beginning of period	$964,399,904	$204,105,732	$298,919,191	$8,903,635	$142,412,885	$116,425,719	$4,695,567	$1,739,862,633
Purchases	129,244,848	9,570,737	154,254,158	151,511	2,452,689	13,814,550	1,028,855	310,517,348
Sales	(43,409,772)	(4,423,750)	(18,328,323)	(125,560)	(6,997,204)	(501,747)	(640,873)	(74,427,229)
Paydowns	(20,430,963)	—	—	—	—	—	—	(20,430,963)
Accretion of discount (premium)	2,275,809	287,186	270,984	—	278,071	—	—	3,112,050
Net realized gains (losses)	(1,108,433)	(957,033)	(217,273)	(11,247)	(314,513)	(46,817)	595,069	(2,060,247)
Net change in unrealized appreciation (depreciation)	8,068,096	4,985,210	2,591,698	(174,518)	1,726,682	1,032,456	(686,065)	17,543,559
Transfers into Level 3	11,738,124	—	—	—	—	—	—	11,738,124
Transfers out of Level 3	(11,446,235)	—	—	—	—	—	—	(11,446,235)
Balance, end of period	$1,039,331,378	$213,568,082	$437,490,435	$8,743,821	$139,558,610	$130,724,161	$4,992,553	$1,974,409,040
Net change in unrealized appreciation (depreciation) included in earnings related to investments still held at the reporting date	$10,658,825	$3,596,070	$1,841,414	$4,301	$1,737,164	$1,208,564	$(60,041)	$18,986,297
The Fund generally uses the following framework when determining the fair value of investments that are categorized as Level 3:
Investments in debt securities are initially evaluated to determine whether the enterprise value of the portfolio company is greater than the applicable debt. The enterprise value of the portfolio company is estimated using a market approach and an income approach. The market approach utilizes market value (EBITDA) multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The Fund carefully considers numerous factors when selecting the appropriate companies whose multiples are used to value its portfolio companies. These factors include, but are not limited to, the type of organization, similarity to the business being valued, relevant risk factors, as well as size, profitability and growth expectations. The income approach typically uses a discounted cash flow analysis of the portfolio company.
Investments in debt securities that do not have sufficient coverage through the enterprise value analysis are valued based on an expected probability of default and discount recovery analysis.
Investments in debt securities with sufficient coverage through the enterprise value analysis are generally valued using a discounted cash flow analysis of the underlying security. Projected cash flows in the discounted cash flow typically represent the relevant security’s contractual interest, fees and principal payments plus the assumption of full principal recovery at the security’s expected maturity date. The discount rate to be used is determined using market-based methodologies. Investments in debt securities may also be valued using consensus pricing.
The fair value of CLOs is estimated based on various valuation models from third-party pricing services. Those analyses consider the current trading activity, position size, liquidity, current financial condition of the CLOs, the third-party financing environment, reinvestment rates, recovery lags, discount rates, and default forecasts. The Fund corroborates quotations from pricing services either with other available pricing data and subsequent or recent trading information. These securities are classified as Level 3.
Investments in equities are generally valued using consensus pricing, or a market approach and/or an income approach. The market approach utilizes EBITDA multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The income approach typically uses a discounted cash flow analysis of the portfolio company.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the quantitative information related to the significant unobservable inputs for Level 3 instruments which are carried at fair value as of June 30, 2023:

	Fair Value as of June 30, 2023	Valuation Techniques	Significant Unobservable Inputs	Range				Weighted Average
				Low		High
Corporate Loans
First Lien Debt	$998,700,662	Income Approach	Discount Rate	9.6%		38.3%		12.9%
	40,630,716	Consensus Pricing	Indicative Quotes	10.00		97.00		89.88
Second Lien Debt	211,084,732	Income Approach	Discount Rate	12.4%		21.7%		16.2%
	2,483,350	Consensus Pricing	Indicative Quotes	49.67		49.67		49.67
Secured Corporate Bonds	139,558,610	Income Approach	Discount Rate	8.4%		15.2%		12.4%
Collateralized Loan Obligations	437,490,435	Consensus Pricing	Indicative Quotes	1.61		101.2		84.8
Preferred Stock	128,641,260	Income Approach	Discount Rate	12.6%		23.9%		16.1%
	2,082,901	Market Approach	Comparable Multiple	11.75	x	13.80	x	12.05	x
Common Stock	109,008	Income Approach	Discount Rate	16.0%		16.0%		16.0%
	151,511	Recent Transaction	Transaction Price	100.0%		100.0%		100.0%
	37,336	Consensus Pricing	Indicative Quotes	0.67		0.67		0.67
	8,445,966	Market Approach	Comparable Multiple	6.80	x	19.50	x	11.45	x
Warrants	4,992,553	Market Approach	Comparable Multiple	8.75	x	14.48	x	10.48	x
Total Level 3 Investments	$1,974,409,040
The significant unobservable inputs used in the fair value measurement of the Fund’s investments in corporate loans, secured corporate bonds and CLOs are discount rates and indicative quotes. Significant increases in discount rates would result in a significantly lower fair value measurement. Significant decreases in indicative quotes may result in a significantly lower fair value measurement.
The significant unobservable inputs used in the fair value measurement of the Fund’s investments in equities are indicative quotes, discount rates and comparable EBITDA multiples. Significant increases in discount rates in isolation would result in a significantly lower fair value measurement. Significant decreases in comparable EBITDA multiples in isolation would result in a significantly lower fair value measurement.
Net Asset Value Valuation
The Fund calculates per share price for the beneficial interests of the Fund on a daily basis (each calculation date herein referred to as the “Valuation Date”). The Fund calculates the per share price based on the net asset value of each Class of shares as of approximately 4:00 P.M. Eastern Time, on each Valuation Date, except in the case of a scheduled early closing of the New York Stock Exchange (the “Exchange”), in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
As the Fund’s valuation designee, the Adviser is responsible for the accuracy, reliability and completeness of any market or fair market valuation determinations made with respect to the Fund’s assets.
4. DERIVATIVE INSTRUMENTS
The Fund holds interest rate swap contracts to hedge a portion of the Fund’s fixed rate Mandatory Redeemable Preferred Shares. The Fund has designated the interest rate swaps held as fair value hedging instruments. The net change in the fair value of the interest rate swaps and the hedged instruments as it relates to the hedged risks are recorded in interest expense and fees on borrowings in the Consolidated Statement of Operations. The fair value of the interest rate swaps, which is netted against the cash collateral, is recorded in other accrued expenses and liabilities in the Consolidated Statement of Assets and Liabilities. Please refer to Note 3 for fair value measurements related to derivative instruments, and Note 8 for details related to the Fund’s Mandatory Redeemable Preferred Shares.
Under the terms of its interest rate swap contracts, the Fund is required to pledge assets as collateral to secure its obligations underlying the instruments. The required collateral amount varies over time based on the mark-to-market values, notional amounts and remaining terms of the instruments, which may exceed the amount owed by the Fund on a

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

mark-to-market basis. Any failure by the Fund to fulfill any collateral requirements may result in a default. In the event of a default by the counterparty, the Fund would be an unsecured creditor to the extent of any such overcollateralization.

Derivative Contracts	Maturity Date	Pay / Receive (1)	Fixed Rate	Notional Amount	Change in Unrealized Gain / (Loss)	Fair Value
Interest Rate Swap	3/8/2027	Pay Floating Receive Fixed	3.55%	$75,000,000	$(730,895)	$(1,598,093)
Interest Rate Swap	3/7/2029	Pay Floating Receive Fixed	3.29%	25,000,000	(151,766)	(692,789)
Interest Rate Swap	9/1/2027	Pay Floating Receive Fixed	2.79%	75,000,000	(445,684)	(3,628,386)
Interest Rate Swap	9/1/2027	Pay Floating Receive Fixed	4.07%	25,000,000	(291,731)	(12,427)
Total				$200,000,000	$(1,620,076)	$(5,931,695)
Cash Collateral				—	—	4,807,514
Total Interest Rate Swaps				$200,000,000	$(1,620,076)	$(1,124,181)
(1) The Fund pays floating rate at 3-month Term SOFR on all interest rate swaps held.
During the period ended June 30, 2023, the Fund entered into forward foreign currency contracts (“forward contracts”) to economically hedge the currency exposure related to some of the Fund's non-U.S. dollar denominated investments. The fair value of the Fund's investments in the forward contracts was based on the estimated forward contract rates on the estimated settlement dates of the contracts and classified within Level 2 of the fair value hierarchy. Unrealized gains (losses) are recorded in the consolidated statements of operations as part of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts. Realized gains (losses) are recorded at the time the forward contract is settled.
The terms of the contracts were as follows:

Derivative Contracts	Average Daily Notional Amount Outstanding for the Six Months Ended 6/30/2023	Net Realized Gain (Loss)	Change in Unrealized Gain / (Loss)	Net Liabilities Derivatives Value
Forward Foreign Currency Contracts	$36,671,008	$(1,075,890)	$(1,173,549)	$1,173,549
Cash Collateral				(1,112,414)
Net amount presented in the Consolidated Statement of Assets and Liabilities				$61,135
The Fund is subject to an enforceable master netting agreement with its counterparty. This agreement governs the terms of certain transactions and reduces the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Master netting agreements may not be specific to each different asset type; in such instances, they would allow the party to close out and net its total exposure to a specified counterparty in the event of a default with respect to any and all the transactions governed under a single agreement with the counterparty. Collateral or margin requirements are contract specific for OTC traded derivatives. Although collateral or margin requirements may differ by type of derivative or investment, as applicable, the Fund typically receives cash posted as collateral (with rights of rehypothecation) or agrees to have such collateral posted to a third-party custodian under a tri-party arrangement that enables a party to take control of such collateral in the event of a counterparty default.
International Swaps and Derivatives Association (“ISDA”) Agreements govern OTC derivative transactions entered into by the Fund and select counterparties. ISDA Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Under the Fund’s ISDA Agreement for OTC derivative contracts, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty. This requirement is based on the net asset value of the Fund, and a negotiated threshold amount for total exposure of derivatives in a net liability position. Certain of the Fund’s derivative contracts have been transacted pursuant to bilateral agreements with certain counterparties that may require the Fund to terminate the transactions or post additional collateral if the Fund’s net asset value declines below an agreed upon level (a Trigger Event). As of June 30, 2023, the aggregate fair value of such derivative contracts that were in a net liability position was $7,105,244, and the aggregate fair value of assets required to be posted by the Fund as collateral for these derivative

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

contracts was $5,919,928. If a Trigger Event had occurred on June 30, 2023, for contracts in a net liability position where the counterparties are permitted to terminate the open derivative contracts, additional amounts may be required. Since the Commencement of Operations through June 30, 2023, the Fund did not experience any Trigger Events. As of June 30, 2023, the Fund had one counterparty, Macquarie Bank Limited (“Macquarie”).
The following table presents the effects of netting arrangements for derivative contracts presented in the Consolidated Statement of Assets and Liabilities as of June 30, 2023.

	Counterparty	Gross Amount of Assets / (Liabilities)	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Cash Collateral Pledged / (Received)	Net Amount Presented in the Consolidated Statement of Assets and Liabilities
Assets
Forward foreign currency contracts	Macquarie	$51,836	$(51,836)	$—	$—
Interest rate swap contracts	Macquarie	—	—	—	—
Total Assets		$51,836	$(51,836)	$—	$—

Liabilities
Forward foreign currency contracts	Macquarie	$(1,225,385)	$51,836	$1,112,414	$(61,135)
Interest rate swap contracts	Macquarie	(5,931,695)	—	4,807,514	(1,124,181)	(1)
Total Liabilities		$(7,157,080)	$51,836	$5,919,928	$(1,185,316)
(1) Interest rate swap contracts are included in the Consolidated Statement of Assets and Liabilities within Other accrued expenses and liabilities.
5. RELATED PARTY TRANSACTIONS
Due to Adviser
In the ordinary course of business, the Fund enters, and may continue to enter into transactions in which the Adviser prepays for the Fund’s expenses that may be considered related party transactions. As of June 30, 2023, the Fund does not owe the Adviser for expense reimbursements.
Investment Advisory Agreement
On May 24, 2018, the Fund’s Board of Trustees, including a majority of the trustees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved an investment advisory agreement (the “Original Investment Advisory Agreement”) between the Fund and the OC Private Capital, LLC in accordance with, and on the basis of an evaluation satisfactory to such trustees as required by Section 15(c) of the Investment Company Act.
The Original Investment Advisory Agreement was amended on September 30, 2019 (as amended, the “First Amended and Restated Investment Advisory Agreement”). On October 24, 2019, the First Amended and Restated Investment Advisory Agreement was further amended (as amended, the “Second Amended and Restated Investment Advisory Agreement”) to replace OC Private Capital, LLC with Carlyle Global Credit Investment Management L.L.C. as the investment adviser. The Second Amended and Restated Investment Advisory Agreement was further amended on April 1, 2020 (as amended, the “Third Investment Advisory Agreement”). On July 1, 2022, the Third Investment Advisory Agreement was further amended (as amended, the “Investment Advisory Agreement”) to reduce the incentive fee rate the Adviser is entitled to receive. Unless terminated earlier, the Investment Advisory Agreement renews automatically for successive annual periods, provided that such continuance is specifically approved at least annually by the vote of the Board of Trustees and by the vote of a majority of the Independent Trustees. On September 12, 2022, the Fund’s Board of Trustees, including a majority of the Independent Trustees, approved the continuance of the Fund's Investment Advisory Agreement with the Adviser for an additional one-year term. Pursuant to relief granted by the SEC in light of the COVID-19 pandemic (the "Order") and a determination by the Board of Trustees that reliance on the order was appropriate due to circumstances related to the current or potential side-effects of COVID-19, the September 12, 2022 meeting was held by video- and telephone-conference. The Investment Advisory Agreement will

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

automatically terminate in the event of an assignment and may be terminated by either party without penalty upon at least 60 days’ written notice to the other party. Subject to the overall supervision of the Board of Trustees, the Adviser provides investment advisory services to the Fund. For providing these services, the Adviser receives fees from the Fund consisting of two components—a base management fee and an incentive fee.
The base management fee is calculated at an annual rate of 1.00% of the Fund’s consolidated month-end Managed Assets (such amount not to exceed, in any case, 1.50% of the Fund’s net assets). Managed Assets means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.
The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s pre-incentive fee net investment income for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature.
Prior to the amendment, which became effective July 1, 2022, the Fund paid its Adviser an incentive fee with respect to its pre-incentive fee net investment income in each calendar quarter as follows:
•no incentive fee based on pre-incentive fee net investment income in any calendar quarter in which its pre-incentive fee net investment income does not exceed the hurdle rate of 1.50%;
•100% of pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 1.82% in any calendar quarter (7.28% annualized). The Fund refers to this portion of the pre-incentive fee net investment income (which exceeds the hurdle rate but is less than 1.82%) as the “catch-up.” The “catch-up” is meant to provide the Adviser with approximately 17.5% of the Fund’s pre-incentive fee net investment income as if a hurdle rate did not apply if this net investment income exceeds 1.82% in any calendar quarter; and
•17.5% of the amount of pre-incentive fee net investment income, if any, that exceeds 1.82% in any calendar quarter (7.28% annualized) will be payable to the Adviser. This reflects that once the hurdle rate is reached and the catch-up is achieved, 17.5% of all pre-incentive fee net investment income thereafter is allocated to the Adviser.
Pursuant to the Investment Advisory Agreement, effective July 1, 2022, the Fund pays its Adviser an incentive fee with respect to its pre-incentive fee net investment income in each calendar quarter as follows:
•no incentive fee based on pre-incentive fee net investment income in any calendar quarter in which its pre-incentive fee net investment income does not exceed the hurdle rate of 1.50%;
•100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 1.765% (the “catch-up”) is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 1.765% (7.06% annualized). The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.765% of net assets; and
•15% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” will be payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 1.765% (7.06% annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 15% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Adviser.
For the six month period ended June 30, 2023, base management fees were $11,174,644 and incentive fees related to pre-incentive fee net investment income were $15,065,159.
As of June 30, 2023, $4,012,834 and $7,831,649 was included in management fees payable and incentive fees payable, respectively, in the accompanying Consolidated Statement of Assets and Liabilities.

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Expense Limitation Agreement
The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually for a one-year period ending April 30, 2024, with the option to renew annually, to waive its management fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses in respect of each class (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowing and line(s) of credit, taxes, brokerage costs, the Fund’s proportionate share of expenses related to co-investments, litigation and other unusual and infrequent expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) in respect of the relevant month exceed 2.00% of the month-end net asset value of such class (the “Expense Limitation”). In consideration of the Adviser’s agreement to waive its management fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived management fees and Fund expenses reimbursed of each class subject to the limitation that reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser, and (ii) the Adviser reimbursement does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any Adviser reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Limitation of such class or another expense limitation in place at that time. As of June 30, 2023, the estimated amount subject to reimbursement by the Fund to the Adviser under the agreement was $1,429,352, of which $127 relates to waivers and reimbursements incurred during the current period. The Adviser does not owe the Fund any amounts for expense reimbursements as of June 30, 2023.
The Adviser has recaptured $1,111,670 of previously waived and/or reimbursed amounts during the six month period ended June 30, 2023. The following table summarizes the net amounts recaptured and the amounts eligible for recovery as of June 30, 2023:

	For the Six Months Ended and As of June 30, 2023
	Net Fees Recaptured / (Waived)	Eligible for Recovery
Class A	$44,446	$—
Class I	285,715	1,331,295
Class L	1,062	14,165
Class M	49,211	—
Class N	729,592	42,304
Class U	1,476	—
Class Y	41	41,588
Total	$1,111,543	$1,429,352
Amounts eligible for recovery at June 30, 2023 expire as follows: $515,508 in the year ended December 31, 2023, $495,298 in the year ended December 31, 2024 , $418,419 in the year ended December 31, 2025 and $127 in the year ended December 31, 2026.
Board of Trustees
The Fund’s Board of Trustees currently consists of four members, three of whom are Independent Trustees. The Board of Trustees has established an Audit Committee, a Nominating and Governance Committee and an Independent Trustees Committee, the members of each of which consist entirely of the Fund’s Independent Trustees. The Board of Trustees established a Valuation Committee composed of individuals affiliated with the Adviser to oversee the day-to-day procedures. The Board of Trustees may establish additional committees in the future. For the six month period ended June 30, 2023, the Fund incurred $121,103 in fees and expenses associated with its Independent Trustees' services on the Fund's Board of Trustees and its committees. As of June 30, 2023, $23,975 in fees or expenses associated with the Fund’s Independent Trustees were payable.

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Shareholder Concentration
Related parties owned approximately 5% of the Fund's total outstanding shares as of June 30, 2023. Related parties may include, but are not limited to, the Adviser and its affiliates, affiliated broker dealers, fund of funds, and directors or employees.
6. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Fund’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the

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nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
Collateralized Loan Obligations (CLOs)
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment" basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans

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provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in U.S. dollar denominated securities, but it reserves the right to purchase securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

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Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, an escalation in conflict between Russia and Ukraine or other systemic issuer or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuer in it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Brexit Risk
The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom (“UK”). The government of the UK held an in-or-out referendum on the UK’s membership in the EU on June 23, 2016. The referendum resulted in a vote in favor of the exit of the UK from the EU (“Brexit”). The UK ceased to be a member state of the EU on January 31, 2020, and the transition period provided for in the withdrawal agreement entered by the UK and the EU ended on December 31, 2020. In December 2020, the UK and the EU agreed on a trade and cooperation agreement, which was subsequently ratified by the parties. The trade and cooperation agreement covers the general objectives and framework of the relationship between the UK and the EU. The impact of Brexit on the UK and EU and the broader global economy is unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit also may lead to greater volatility in the global currency and financial markets, which could adversely affect the Fund. In connection with investments in non-U.S. issuers, the Fund may engage in foreign currency exchange transactions but is not required to

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hedge its currency exposure. As such, the Fund makes investments that are denominated in British pound sterling or Euros. The Fund’s assets are valued in U.S. dollars, and the depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar could adversely affect the Fund’s investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer.
COVID-19 Pandemic Risk
While several countries, as well as certain states in the United States, have relaxed public health restrictions with a view to partially or fully reopening their economies, recurring COVID-19 outbreaks and any related public health restrictions may lead to or prolong a global economic downturn. Even after the COVID-19 pandemic fully subsides, the U.S. economy and most other major global economies may experience a recession, and we anticipate our business and operations could be materially adversely affected by a prolonged recession in the U.S. and other major markets.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.
Interest Rate Risk
As of June 30, 2023, on a fair value basis, approximately 11.5% of the Fund’s debt investments bear interest at a fixed rate and approximately 88.5% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating LIBOR or SOFR, with many of these investments also having a LIBOR or SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating LIBOR, EURIBOR, CDOR and SOFR rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund is exposed to medium to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.

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Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Risks Associated with Changes in LIBOR
The one, three and six month U.S. Dollar LIBOR settings will continue to be published under a synthetic methodology for a temporary period until September 30, 2024. As a result, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on LIBOR-linked financial instruments in the Fund's portfolio. It is not possible to predict the effect of these changes, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom or elsewhere.
To identify a successor rate for U.S. Dollar LIBOR, the Alternative Reference Rates Committee ("ARRC"), a U.S.-based group convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York, was formed. Financial regulators in the United Kingdom, the European Union, Japan and Switzerland also formed working groups with the aim of recommending alternatives to LIBOR denominated in their local currencies. On July 22, 2021, the ARRC formally recommended the Secured Overnight Financing Rate ("SOFR") as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. Although SOFR appears to be the preferred replacement rate for U.S. Dollar LIBOR, it is unclear if other benchmarks may emerge or if other rates will be adopted outside the U.S. The Bank of England's current nominated replacement for GBP-LIBOR is the Sterling Overnight Interbank Average Rate ("SONIA"). Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate.
In any event, LIBOR is likely to perform differently than in the past and, ultimately, cease to exist as a global benchmark going forward. The uncertainty as to the future of LIBOR, its phase-out, the transition to one or more alternate benchmark rate(s), and the implementation of such new benchmark rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund's performance and our ability to achieve its investment objective. The Adviser does not have prior experience in investing during a period of benchmark rate transition and there can be no assurance that the Adviser will be able to manage our business in a profitable manner during or after such transition.
The discontinuance of LIBOR has required and may continue to require the Fund to renegotiate credit agreements entered into prior to the discontinuation of LIBOR and extending beyond the discontinuance with our portfolio companies that utilize LIBOR as a factor in determining the interest rate, in order to replace LIBOR with the new standard that is established, which may have an adverse effect on our ability to receive attractive returns.
Depending on several factors, including those set forth above, and the related costs of negotiating and documenting necessary changes to documentation, our business, financial condition and results of operations could be materially adversely impacted by the market transition or reform of certain reference rates and benchmarks. Other factors include the pace of the transition to replacement or reformed rates, the specific terms and parameters for and market acceptance of any alternative reference rates, prices and liquidity of trading markets for products based on alternative reference rates, and our ability to transition and develop appropriate systems and analytics for one or more alternative reference rates.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential

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new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the conflict between Russia and Ukraine and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
7. BORROWINGS
In accordance with the Investment Company Act, the Fund is currently only allowed to borrow amounts such that its asset coverage, as defined in the Investment Company Act, is at least 300% after such borrowing. As of June 30, 2023, asset coverage (exclusive of preferred equity shares) was 750.5% and asset coverage (inclusive of preferred equity shares) was 392.1%. The SPV is party to the JPM Credit Facility described below.
JPM Credit Facility
The SPV closed on the JPM Credit Facility on May 5, 2021, which was subsequently amended on May 14, 2021, September 8, 2021, November 12, 2021, February 16, 2022, November 7, 2022, and June 30, 2023. The maximum principal amount of the JPM Credit Facility is $650,000,000, through financing commitments in tranches of advances (the "Tranche A Financing Commitment", "Tranche B Financing Commitment” and "Tranche C Financing Commitment"). Amounts available to borrow under the JPM Credit Facility is based on certain advance rates multiplied by the value of the SPV’s portfolio investments (subject to certain concentration limitations) and net of certain other indebtedness that the SPV may incur in accordance with the terms of the JPM Credit Facility. Proceeds of the JPM Credit Facility may be used for general corporate purposes, including the funding of portfolio investments. The SPV may borrow amounts in U.S. dollars or certain other permitted currencies.
The SPV may borrow amounts under any tranche of the financing commitment, each of which has a maximum principal amount and applicable interest rate. The SPV also pays an unused commitment fee of 0.30% on undrawn amounts and an administration fee of 0.20% on the maximum principal amount under the JPM Credit Facility and, in respect of each undrawn letter of credit, a fee and interest rate equal to the then-applicable margin under the JPM Credit Facility while the letter of credit is outstanding.
The table below presents the principal amount and interest rate of each tranche.

Financing Commitment	Maximum Principal Amount	Currency Drawn	Reference Rate	Spread
Tranche A	$350,000,000	USD / Permitted Non-USD	Applicable Benchmark / Base Rate	1.85%
Tranche B	$200,000,000	Permitted Non-USD	Applicable Benchmark / Base Rate	1.85%
		USD	Term SOFR	1.95%
		USD	Applicable Base Rate	1.85%
Tranche C	$100,000,000	Permitted Non-USD	Applicable Benchmark / Base Rate	2.40%
		USD	Term SOFR / Applicable Base Rate	2.40%
Total	$650,000,000
The reinvestment period under the JPM Credit Facility will terminate on May 5, 2024 and the JPM Credit Facility will mature on May 5, 2025. During the period from May 5, 2024 to May 5, 2025, the SPV will be obligated to make mandatory prepayments under the JPM Credit Facility out of the proceeds of certain asset sales, other recovery events and equity and debt issuances.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Subject to certain exceptions, the JPM Credit Facility is secured by a first lien security interest in substantially all of the portfolio investments held by the SPV. The JPM Credit Facility includes customary covenants, including certain financial covenants related to asset coverage, shareholders’ equity and liquidity, certain limitations on the occurrence of additional indebtedness and liens, and other maintenance covenants, as well as usual and customary events of default for senior secured revolving credit facilities of this nature. As of June 30, 2023, the SPV was in compliance with all covenants and other requirements of the JPM Credit Facility.
The JPM Credit Facility consisted of the following as of June 30, 2023:

	Total Facility	Borrowings Outstanding	Unused Portion (1)	Amount Available (2)
JPM Credit Facility	$650,000,000	$328,278,405	$321,721,595	$321,721,595
(1) The Unused Portion is the Total Facility less Borrowings Outstanding, an amount upon which unused commitment fees are based depending on daily spot and contract rates for CAD, EUR and GBP.
(2) The Amount Available for borrowing is based on the computation of collateral to support the borrowings less Borrowings Outstanding, and is subject to compliance with applicable covenants and financial ratios.
As of June 30, 2023, $4,276,052 of interest expense and $552,449 of unused commitment fees and administration fees were included in interest payable on borrowings in the Consolidated Statement of Assets and Liabilities.
During the six month period ended June 30, 2023, the Fund had secured borrowings of $230,347,094 and repayments of $226,997,982. As of June 30, 2023, there were $328,278,405 in secured borrowings outstanding. For the six month period ended June 30, 2023, the weighted average interest rate, inclusive of fees, was 5.57% and the average principal debt outstanding was $354,259,408.
For the six month period ended June 30, 2023, the SPV incurred $9,922,930 of interest expense, unused commitment fees, and administration fees, and $635,734 of amortization of deferred financing costs.
8. MANDATORY REDEEMABLE PREFERRED SHARES
The Fund authorized five series of preferred shares, with a $0.001 par value per share and a liquidation preference of $25 per share, classified and designated as Series A Mandatory Redeemable Preferred Shares (the “Series A MRP Shares”), Series B Mandatory Redeemable Preferred Shares (the “Series B MRP Shares”), Series C Mandatory Redeemable Preferred Shares (the “Series C MRP Shares”), Series D Mandatory Redeemable Preferred Shares (the “Series D MRP Shares”), and Series E Mandatory Redeemable Preferred Shares (the “Series E MRP Shares” and together the “MRP Shares”). The table below summarizes the details of the Fund’s MRP Shares.

	Initial Issuance Date	Redemption Date	Dividend Rate	Share Amount	Price Per share	Total Raise
Series A MRP Shares	3/7/2022 (1)	3/7/2027	3.66%	6,000,000	$25.00	$150,000,000
Series B MRP Shares	3/7/2022 (2)	3/7/2029	3.90%	2,000,000	25.00	50,000,000
Series C MRP Shares	9/1/2022 (3)	9/1/2027	6.00%	4,000,000	25.00	100,000,000
Series D MRP Shares	6/14/2023 (4)	10/2/2026	7.02%	2,000,000	25.00	50,000,000
Series E MRP Shares	6/14/2023 (4)	10/2/2028	7.07%	2,000,000	25.00	50,000,000
Total						$400,000,000
(1) $38,000,000 funded on March 7, 2022 and $112,000,000 funded on May 11, 2022.
(2) $12,000,000 funded on March 7, 2022 and $38,000,000 funded on May 11, 2022.
(3) $75,000,000 funded on September 1, 2022 and $25,000,000 funded on November 9, 2022.
(4) Fully unfunded as of June 30, 2023. Required funding date is no later than October 2, 2023.
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.
The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the six month period ended June 30, 2023, $6,608,000 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the six month period ended June 30, 2023, the Fund recorded $304,204 of amortization of deferred issuance costs related to the MRP Shares.
The Fund entered into interest rate swap contracts to better align the interest rates of its MRP Shares with the Fund’s investment portfolio, which consists of predominately floating rate loans. The notional amount of the interest rate swaps are $200,000,000 and match the applicable maturity dates; see Note 4 on derivative instruments for MRP Shares hedging details. The interest expense related to the MRP Shares is adjusted to account for the net proceeds paid/(received) from the interest rate swaps designated as a hedge, which was $1,534,445 for the six month period ended June 30, 2023. The swap adjusted interest expense is included as a component of interest expense and fees on borrowings in the Consolidated Statement of Operations. As of June 30, 2023 the hedge interest rate swaps had a fair value of $(5,931,695), which is predominately offset within interest expense and fees on borrowings by a similar, but opposite, fair value change for the hedged risk on the MRP Shares of $5,901,189.
The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of June 30, 2023, the carrying value of the MRP Shares was $291,582,594. The table below summarizes the components of the carrying value of the MRP Shares.

As of June 30, 2023
Liquidation preference (1)	$300,000,000
Less: Unamortized deferred issuance costs	2,516,217
Less: Hedge basis adjustment	5,901,189
Carrying value of MRP Shares	$291,582,594

(1) Based on outstanding MRP Shares as of the period end.
The outstanding shares of MRP Shares are subject to redemption at any time by notice of such redemption on a date selected by the Fund for such redemption (the “Redemption Date”). If the Fund elects to cause the redemption of the MRP Shares, each MRP Share will be redeemed for a price equal to 100% of such share’s Liquidation Value, plus an amount equal to accumulated but unpaid dividends and other distributions on the MRP Shares (whether or not earned or declared by the Fund, but excluding interest thereon), to, but excluding, the Redemption Date, plus the amount equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the Liquidation Value of such MRP Share over the amount of such Liquidation Value; provided, however, the Fund may, at its option (i) redeem the MRP Shares within 90 days prior to the Term Redemption Date of each series of MRP Shares, at the Liquidation Value plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to, but excluding the Term Redemption Date.
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.
9. COMMITMENTS AND CONTINGENCIES
As of June 30, 2023, the Fund had unfunded commitments to fund delayed draw and revolving debt of $128,276,088 and $41,518,327, respectively, along with preferred stock of $3,500,000. The fair value of the unfunded positions is included in the investments at fair value on the Consolidated Statement of Assets and Liabilities.

Investments		Footnote	Unused Rate	Par / Principal Amount	Fair Value
222 North Miami, LLC	Delayed Draw Term Loan		—%	$11,558,028	$—
520 Mezz Owner 2, LLC	Delayed Draw Term Loan		—%	20,366,598	(101,833)
ADPD Holdings, LLC	Delayed Draw Term Loan B-1		1.00%	1,795,122	(41,052)
ADPD Holdings, LLC	Delayed Draw Term Loan B-2		1.00%	1,083,032	(24,768)
ADPD Holdings, LLC	Revolver		0.50%	621,302	(14,208)
Advanced Web Technologies Holding Company	Revolver		0.50%	492,557	(1,318)
Alpine Acquisition Corp II	Revolver		0.50%	2,757,604	(74,011)
Apex Companies Holdings, LLC	Delayed Draw Term Loan		1.00%	768,443	(18,740)
Applied Technical Services, LLC	Delayed Draw Term Loan		1.00%	206,346	(903)
Applied Technical Services, LLC	Revolver		0.50%	59,289	(260)
Appriss Health, LLC	Revolver		0.50%	888,889	(19,343)
Apptio, Inc.	Revolver		0.38%	124,260	—
Ascend Buyer, LLC	Revolver		0.50%	1,711,687	(45,539)
Associations, Inc.	Delayed Draw Term Loan		1.00%	580,310	(10,680)
Associations, Inc.	Revolver		0.50%	413,282	(7,095)
Athenahealth, Inc.	Delayed Draw Term Loan		3.50%	391,304	(15,163)
Atlas AU Bidco Pty Ltd.	Revolver		0.50%	267,618	(2,888)
Avalara, Inc	Revolver		0.50%	900,000	—
Bluecat Networks, Inc.	Delayed Draw Term Loan A		0.50%	169,643	(2,238)
Bluecat Networks, Inc.	Delayed Draw Term Loan		0.50%	239,617	(3,162)
Bradyifs Holdings, LLC	Revolver		0.50%	369,853	(5,535)
Bubbles Bidco S.p.A.	Delayed Draw	(1)	2.80%	4,001,819	30,014
Bubbles Bidco S.p.A.	Delayed Draw	(1)	—%	2,462,658	18,470
CD&R Madison Parent Ltd.	Delayed Draw Term Loan	(1)	1.50%	3,444,506	(103,335)
Celerion Buyer, Inc	Delayed Draw Term Loan		1.00%	249,361	(2,764)
Celerion Buyer, Inc	Revolver		0.50%	124,680	(1,382)
Chemical Computing Group ULC	Revolver		0.50%	135,379	(1,015)
Coupa Holdings, LLC	Delayed Draw Term Loan		1.00%	578,450	(5,131)
Coupa Holdings, LLC	Revolver		0.50%	442,913	(3,928)
CPI Intermediate Holdings, Inc.	Delayed Draw Term Loan		1.00%	927,474	(37,283)
CST Holding Company	Revolver		0.50%	235,110	(4,231)
DCA Investment Holdings, LLC	Delayed Draw Term Loan		1.00%	297,615	(8,184)
Denali Midco 2, LLC	Delayed Draw Term Loan		1.00%	2,866,667	(114,304)
Diligent Corporation	Revolver		0.50%	60,944	(1,888)
Dwyer Instruments, Inc.	Delayed Draw Term Loan		1.00%	1,418,512	(14,940)
Dwyer Instruments, Inc.	Revolver		0.50%	1,479,572	(15,583)
Eliassen Group, LLC	Delayed Draw Term Loan		1.00%	3,310,356	(39,307)
Ellkay, LLC	Revolver		0.50%	1,785,651	(151,162)
EPS Nass Parent, Inc.	Revolver		0.50%	9,695	(345)
Excel Fitness Holdings, Inc.	Revolver		0.50%	296,400	(14,401)
Excelitas Technologies Corp.	Delayed Draw Term Loan		0.50%	98,635	(1,829)
Excelitas Technologies Corp.	Revolver		0.50%	174,900	(3,243)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments		Footnote	Unused Rate	Par / Principal Amount	Fair Value
FPG Intermediate Holdco, LLC	Delayed Draw Term Loan		1.00%	866,239	(24,620)
Greenhouse Software, Inc.	Incremental Revolver		0.50%	66,667	(1,478)
Greenhouse Software, Inc.	Revolver		0.50%	735,294	(16,303)
Hadrian Acquisition Limited	Delayed Draw Term Loan	(1)	2.33%	3,068,371	(46,026)
Heartland Home Services, Inc.	Delayed Draw Term Loan		0.75%	1,295,283	(14,455)
Heartland Home Services, Inc.	Revolver		0.50%	695,028	(2,789)
Hercules Borrower, LLC	Delayed Draw Term Loan		1.00%	1,114,339	(42,050)
Hercules Borrower, LLC	Revolver		0.50%	643,159	(6,104)
Hoosier Intermediate, LLC	Revolver		0.50%	1,740,000	(127,293)
HS Spa Holdings Inc.	Revolver		0.50%	1,050,145	(20,249)
iCIMS, Inc.	Delayed Draw Term Loan		—%	6,288,247	—
iCIMS, Inc.	Revolver		0.50%	2,031,194	(16,989)
IQN Holding Corp.	Delayed Draw Term Loan		1.00%	545,486	(4,943)
IQN Holding Corp.	Revolver		0.50%	407,436	(3,692)
Jeg's Automotive, LLC	Delayed Draw Term Loan		1.00%	4,166,667	—
Kaseya, Inc.	Delayed Draw Term Loan		1.00%	1,076,380	(18,449)
Kaseya, Inc.	Revolver		0.50%	1,540,541	(26,404)
LVF Holdings, Inc.	Revolver		0.50%	367,738	(16,079)
Material Holdings, LLC	Delayed Draw Term Loan		—%	661,049	(35,739)
Material Holdings, LLC	Revolver		1.00%	719,310	(38,889)
Medical Manufacturing Technologies, LLC	Revolver		0.50%	800,587	(14,472)
Nefco Holding Company, LLC	Delayed Draw Term Loan B		1.00%	369,398	(3,863)
Nefco Holding Company, LLC	Revolver		0.50%	356,242	(3,725)
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan		1.00%	10,269,337	(267,305)
North Haven Fairway Buyer, LLC	Revolver		0.50%	1,268,846	(33,027)
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan		1.00%	150,667	(2,549)
Oak Purchaser, Inc.	Delayed Draw Term Loan		0.50%	1,461,996	(42,831)
Oak Purchaser, Inc.	Revolver		0.50%	583,878	(17,105)
Oranje Holdco, Inc.	Revolver		0.50%	754,870	(10,410)
Panenka Bidco Limited	Delayed Draw Term Loan	(1)	2.33%	4,808,679	(72,130)
PCF Holdco, LLC	Preferred Stock	(2)	7.50%	3,500,000	27,199
Pestco Intermediate, LLC	Delayed Draw Term Loan		2.00%	1,387,316	(44,685)
Pestco Intermediate, LLC	Revolver		0.50%	238,095	(7,669)
PF Atlantic Holdco 2, LLC	Delayed Draw Term Loan		1.00%	4,655,050	(70,728)
PF Atlantic Holdco 2, LLC	Revolver		0.50%	1,336,172	(20,302)
Prophix Software Inc.	Delayed Draw Term Loan		—%	391,123	—
Prophix Software Inc.	Revolver		0.50%	996,678	—
Pushpay USA Inc.	Revolver		0.50%	1,543,210	(46,296)
PXO Holdings I Corp.	Delayed Draw Term Loan		1.00%	885,485	(22,101)
PXO Holdings I Corp.	Revolver		0.50%	1,314,652	(32,813)
Qnnect, LLC	Delayed Draw Term Loan		1.00%	662,309	(4,963)
Quantic Electronics, LLC	Delayed Draw Term Loan		1.00%	708,541	(25,246)
R&F International Sub 2 Ltd.	Delayed Draw Term Loan	(1)	—%	9,164,425	(137,466)
Radwell Parent LLC	Revolver		0.38%	1,116,275	(18,884)
Rome Bidco Ltd.	Delayed Draw Term Loan	(1)	2.71%	2,831,751	(28,318)
RSC Acquisition, Inc.	Delayed Draw Term Loan		1.00%	119,081	(2,517)
Sapphire Convention, Inc.	Revolver		0.50%	628,251	(3,852)
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan		1.00%	32,765	(725)
SCP Eye Care HoldCo, LLC	Revolver		0.50%	9,093	(201)
Smarsh, Inc.	Delayed Draw Term Loan		1.00%	510,180	(7,665)
Smarsh, Inc.	Revolver		0.50%	255,090	(3,832)
Spotless Brands, LLC	Delayed Draw Term Loan		1.00%	7,500,000	(90,934)
Spotless Brands, LLC	Revolver		0.50%	1,096,033	(23,591)
Summit Acquisition Inc.	Delayed Draw Term Loan		1.00%	1,717,791	(51,534)
Summit Acquisition Inc.	Revolver		0.50%	858,896	(25,767)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments		Footnote	Unused Rate	Par / Principal Amount	Fair Value
Tank Holding Corp.	Delayed Draw Term Loan		—%	3,144,828	(53,181)
Tank Holding Corp.	Revolver		0.38%	606,896	(15,835)
The Carlstar Group, LLC	Revolver		0.50%	1,828,571	(9,806)
Trader Corporation	Revolver	(1)	0.50%	170,989	(2,196)
Tufin Software North America, Inc.	Revolver		0.50%	1,294,643	(29,001)
Wineshipping.Com LLC	Delayed Draw Term Loan		1.00%	1,608,809	(80,376)
Wineshipping.Com LLC	Revolver		0.50%	1,112,263	(55,568)
Unfunded Commitments Total				$173,294,415	$(2,683,328)
(1) Par / Principal Amount is converted to USD using the USD/GBP of 0.79, USD/EUR of 0.91 or USD/CAD of 1.32, as applicable.
(2) Par / Principal Amount is based on the issuance price of $1,000 per share.
The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered to be remote.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

10. SHARES OF BENEFICIAL INTEREST
The following table summarizes transactions in shares of beneficial interest during the six month period ended June 30, 2023 and the year ended December 31, 2022:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
CLASS A
Sold	2,236,787	$18,623,170	2,968,596	$25,759,016
Dividends and/or distributions reinvested	152,449	1,268,519	177,269	1,481,710
Repurchased	(103,808)	(862,642)	(282,902)	(2,345,499)
Net increase (decrease)	2,285,428	$19,029,047	2,862,963	$24,895,227
CLASS I
Sold	6,408,706	$53,769,533	19,726,308	$171,386,443
Dividends and/or distributions reinvested	1,142,812	9,547,813	1,621,079	13,637,517
Repurchased	(818,664)	(6,820,234)	(5,257,548)	(44,735,022)
Net increase (decrease)	6,732,854	$56,497,112	16,089,839	$140,288,938
CLASS L
Sold	582	$4,825	158,658	$1,387,917
Dividends and/or distributions reinvested	3,058	25,410	3,521	29,181
Repurchased	—	—	(3,957)	(32,563)
Net increase (decrease)	3,640	$30,235	158,222	$1,384,535
CLASS M
Sold	3,602,863	$30,157,459	5,466,990	$46,513,796
Dividends and/or distributions reinvested	228,418	1,908,600	228,169	1,911,933
Repurchased	(99,201)	(827,334)	(306,399)	(2,560,458)
Net increase (decrease)	3,732,080	$31,238,725	5,388,760	$45,865,271
CLASS N
Sold	32,364,212	$269,763,337	68,853,091	$596,552,399
Dividends and/or distributions reinvested	1,980,084	16,455,880	2,377,377	19,911,300
Repurchased	(8,088,323)	(67,133,080)	(23,898,942)	(198,963,554)
Net increase (decrease)	26,255,973	$219,086,137	47,331,526	$417,500,145
CLASS U
Sold	10,072,073	$84,293,100	1,391,448	$11,501,073
Dividends and/or distributions reinvested	185,655	1,553,117	8,819	73,112
Repurchased	(2,959)	(24,704)	(9)	(73)
Net increase (decrease)	10,254,769	$85,821,513	1,400,258	$11,574,112
CLASS Y
Sold	—	$—	3,571	$30,024
Dividends and/or distributions reinvested	1,563	13,001	3,131	26,287
Repurchased	(13,626)	(113,094)	—	—
Net increase (decrease)	(12,063)	$(100,093)	6,702	$56,311
The Fund has the authority to issue unlimited shares of beneficial interest of each class, $0.001 per share par value. The Fund's shares are offered on a daily basis, and subject to applicable law, the Fund will conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding shares of beneficial interest ("Shares") at NAV. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased; however, the Fund may, but is not required to, repurchase an additional amount of Shares, not to exceed 2% of its outstanding Shares on the expiration of the repurchase offer. The Fund does not currently intend to list its Shares for trading on any national securities exchange.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the share repurchases completed during the six month period ended June 30, 2023:

Three months ended	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
March 31, 2023	8,755,501	$8.30	$72,693,719	9,298,369	5.00%	4.71%
June 30, 2023 (1)	—	N/A	$—	N/A	5.00%	N/A
Total	8,755,501		$72,693,719
(1) Please refer to Note 13 for repurchases completed subsequent to the period end.
11. LITIGATION
The Fund may become party to certain lawsuits in the ordinary course of business. The Fund does not believe that the outcome of current matters, if any, will materially impact the Fund or its consolidated financial statements. As of June 30, 2023, the Fund was not subject to any material legal proceedings, nor, to the Fund’s knowledge, is any material legal proceeding threatened against the Fund.
In addition, portfolio investments of the Fund could be the subject of litigation or regulatory investigations in the ordinary course of business. The Fund does not believe that the outcome of any current contingent liabilities of its portfolio investments, if any, will materially affect the Fund or these consolidated financial statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

12. TAX
The Fund has not recorded a liability for any uncertain tax positions pursuant to the provisions of ASC 740, Income Taxes, as of June 30, 2023.
In the normal course of business, the Fund is subject to examination by federal and certain state, local and foreign tax regulators. As of June 30, 2023, the Fund had filed tax returns and therefore is subject to examination.
The Fund’s taxable income for each period is an estimate and will not be finally determined until the Fund files its tax return for each year. Therefore, the final taxable income, and the taxable income earned in each period and carried forward for distribution in the following period, may be different than this estimate. For the six month period ended June 30, 2023 the Fund made distributions of $83,897,772, in which the final tax character of income will be determined at year end.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the partnerships and non-deductible expenses adjustments.

For the Period Ended June 30, 2023
Federal tax cost of securities	$2,520,895,684
Gross unrealized appreciation	23,185,370
Gross unrealized depreciation	(108,675,284)
Net unrealized appreciation (depreciation)	$(85,489,914)

13. SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date the consolidated financial statements were issued. There have been no subsequent events that require recognition or disclosure through the date the consolidated financial statements were issued, except as disclosed below.
The Fund commenced a quarterly repurchase offer beginning on June 6, 2023 and ending on July 14, 2023 (the “Repurchase Pricing Date”). The following table summarizes the share repurchases completed following the Repurchase Pricing Date.

Repurchase Pricing Date	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
July 14, 2023	8,919,053	$8.37	$74,639,154	11,179,924	5.00%	3.99%
On August 11, 2023, the Fund amended the JPM Credit Facility (the “Amendment”). The Amendment increased the maximum principal amount of the JPM Credit Facility from $650,000,000 to $750,000,000, and extended the maturity date to May 5, 2026. The Amendment also adjusted the tranche allocations and interest rate on borrowings, and unfunded commitment fee to 0.40%. The following table summarizes the new tranches and interest rates following the Amendment.

Financing Commitment	Maximum Principal Amount	Currency Drawn	Reference Rate	Spread
Tranche A	$600,000,000	USD / Permitted Non-USD	Applicable Benchmark / Base Rate	2.21%
Tranche B	150,000,000	USD	Term SOFR / Applicable Base Rate	2.51%
Total	$750,000,000

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO SCHEDULES OF INVESTMENTS (Unaudited)

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines whereby it has delegated the responsibility for voting proxies relating to portfolio securities held by the Fund (“portfolio proxies”) to the Adviser as part of the Adviser's general management of the Fund's portfolio, subject to the continuing oversight of the Board. The Adviser votes portfolio proxies in accordance with its proxy voting policies and procedures, which are reviewed periodically by the Adviser and the Independent Trustees and, accordingly, are subject to change.
The right to vote a portfolio proxy is an asset of the Fund. The Adviser acts as a fiduciary of the Fund and must vote portfolio proxies in a manner consistent with the best interest of the Fund and its shareholders. As part of this duty, the Adviser recognizes that it must vote portfolio proxies in a timely manner free of conflicts of interest and in what it perceives to be the best interest of the Fund and its shareholders.
The Adviser’s proxy voting decisions will be made by its investment committee. The Adviser will review on a case-by-case basis each proposal submitted to a stockholder vote to determine its impact on the portfolio securities held by the Fund. Although the Adviser will generally vote against proposals that may have a negative impact on Fund portfolio securities, it may vote for such a proposal if there exist compelling long-term reasons to do so.
To ensure that the vote is not the product of a conflict of interest, the Adviser requires that: (1) anyone involved in the decision making process disclose to the Adviser’s investment committee, any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (2) employees involved in the decision making process or vote administration are prohibited from revealing how the Adviser intends to vote on a proposal in order to reduce any attempted influence from interested parties.
The Fund and Adviser’s policies and procedures collectively describe how the Fund votes portfolio proxies. A summary description of the Fund and Adviser’s proxy voting policies and procedures is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, and (ii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at www.sec.gov.

CARLYLE TACTICAL PRIVATE CREDIT FUND

Adviser	Carlyle Global Credit Investment Management L.L.C.

Distributor	Foreside Fund Services, LLC

Transfer Agent	SS&C GIDS, Inc. (formerly known as DST Systems, Inc.)

Legal Counsel	Dechert LLP

Ticker Symbols
Class A	TAKAX
Class I	TAKIX
Class L	TAKLX
Class M	TAKMX
Class N	TAKNX
Class U	TAKUX
Class Y	TAKYX

© 2023 The Carlyle Group Inc. All rights reserved.

PRIVACY NOTICE
As a Carlyle Tactical Private Credit Fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources
We obtain non-public personal information about our shareholders from the following sources:
• The Subscription Agreement and other applications and forms.
• Your transactions with us, our affiliates or others.

Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We may use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

Who We Are
This notice describes the privacy policy of the Carlyle Tactical Private Credit Fund. This notice was last updated as of April 2020. In the event it is updated or changed, we will post an updated notice on our website at www.CarlyleTacticalCredit.com. If you have any questions about this privacy policy write to us at P.O. Box 219895, Kansas City, MO 64121-9895, or call us at (833) 677-3646.

This report must be preceded or accompanied by a prospectus.

Visit Us
CarlyleTacticalCredit.com
Call Us
833 677 3646

The Fund is distributed by Foreside Fund Services, LLC,
Three Canal Plaza, Suite 100, Portland, Maine 04101
All rights reserved.

CTACSAR 08282023

Item 2. Code of Ethics

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable to semiannual reports.

Item 6. Schedule of Investments
(a)The complete schedule of investments is included in Item 1 of this Form N-CSR.
(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
(a)(1)Not applicable to semiannual reports.
(a)(2)Not applicable to semiannual reports.
(a)(3)Not applicable to semiannual reports.
(a)(4)Not applicable to semiannual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10. Submission of Matters to a Vote of Security Holders

For the period covered by this Form N-CSR filing, there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures

(a)Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2023, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)Not applicable.
(b)Not applicable.

Item 13. Exhibits

(a)(1)Not applicable to semiannual reports.
(a)(2)A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a)(3)Not applicable.
(a)(4)Not applicable.
(b)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Carlyle Tactical Private Credit Fund

/s/ Brian Marcus
By: Brian Marcus
Principal Executive Officer
Date: August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/ Brian Marcus
By: Brian Marcus
Principal Executive Officer
Date: August 28, 2023

/s/ Craig Hempstead
By: Craig Hempstead
Principal Financial Officer
Date: August 28, 2023